UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number_____811-07454__________________________________________

____________________________________________ Pacific Capital Funds _______________________________

(Exact name of registrant as specified in charter)

_____________________3435 Stelzer Rd. Columbus, OH _______________43219______________

                                                                 (Address of principal executive offices)                                                  (Zip code)

__________________________ BISYS Fund Services, 3435 Stelzer Road Columbus, Ohio__43219______

(Name and address of agent for service)

Registrant’s telephone number, including area code:________614-470-8000________________

Date of fiscal year end:___7/31/06_______________________

Date of reporting period:________10/31/05________________

Item 1. Schedule of Investments.

PACIFIC CAPITAL FUNDS
New Asia Growth Fund
Schedule of Portfolio Investments	October 31, 2005
(Unaudited)

Shares	Security Description	Value
Common Stocks (96.3%):
China (5.1%):
Consumer Discretionary (3.0%):
929,000	China Resources Enterprise Ltd.	$1,372,186

Industrials (2.1%):
282,000	Cosco Pacific Ltd.	462,003
992,000	Jiangsu Expressway Co. Ltd., Class H	524,671

		986,674

		2,358,860

Hong Kong (30.2%):
Consumer Discretionary (9.1%):
484,000	Cafe De Coral Holdings Ltd.	546,318
160,000	Cheung Kong Holdings Ltd.	1,664,623
67,500	Esprit Holdings Ltd.	475,867
334,000	Li & Fung Ltd.	713,077
420,000	Shangri-La Asia Ltd.	587,856
126,500	Yue Yuen Industrial Holdings Ltd.	319,028

		4,306,769

Energy (2.2%):
1,589,500	CNOOC Ltd.	1,035,485

Financials (8.2%):
292,520	Dah Sing Banking Group Ltd.	479,238
565,000	Hang Lung Group Ltd.	1,042,261
45,170	Standard Chartered PLC	948,221
3,732	Standard Chartered PLC	77,607
70,000	Sun Hung Kai Properties Ltd.	661,902
87,500	Wing Hang Bank Ltd.	597,676

		3,806,905

Industrials (5.6%):
232,742	Kerry Properties Ltd.	582,463
270,000	Lung Kee (Bermuda) Holdings Ltd.	202,015
9,500	Swire Pacific Ltd., Class A	85,173
550,000	Swire Pacific Ltd., Class B	897,522
349,500	Techtronic Industries Co. Ltd.	858,883

		2,626,056

Information Technology (1.3%):
1,700,000	Solomon Systech International Ltd.	625,008

Telecommunications (1.2%):
541,000	SmarTone Telecommunications Holdings Ltd.	551,336

Utilities (2.6%):
581,000	Hong Kong & China Gas Co. Ltd.	1,199,189

		14,150,748

India (4.1%):
Consumer Discretionary (2.0%):
13,445	Reliance Industries Ltd., GDR (b)	450,408
42,800	Tata Motors Ltd., ADR	455,392

		905,800

Financials (0.9%):
9,800	HDFC Bank Ltd., ADR	433,062

Health Care (0.3%):
19,919	Ranbaxy Laboratories Ltd., GDR	154,372

Materials (0.9%):
159,190	Hindalco Industries Ltd., GDR (b)	401,159

		1,894,393

Indonesia (0.8%):
Consumer Discretionary (0.8%):
382,500	PT Astra International, Inc.	351,855

Malaysia (8.9%):
Consumer Discretionary (4.4%):
390,700	Astro All Asia Networks PLC	569,307
115,300	Genting Berhad	629,270
219,800	Tanjong PLC	856,023

		2,054,600

Consumer Staples (3.2%):
435,100	IOI Corp. Berhad	1,510,084

Financials (1.3%):
502,500	Southern Bank Berhad	535,183
63,000	Southern Bank Berhad, Foreign	63,426

		598,609

		4,163,293

Philippines (0.8%):
Financials (0.8%):
69,016	Ayala Corp.	365,097

Singapore (12.3%):
Consumer Staples (2.9%):
138,400	Fraser & Neave Ltd.	1,371,590

Financials (4.3%):
76,000	Great Eastern Holdings Ltd.	676,970
95,000	Keppel Land Ltd.	214,075
295,346	Oversea-Chinese Banking Corp. Ltd.	1,097,617

		1,988,662

Industrials (1.6%):
110,000	Keppel Corp. Ltd.	752,714

Telecommunications (3.5%):
599,285	Singapore Telecommunications Ltd.	823,699
688,000	StarHub Ltd.	791,411

		1,615,110

		5,728,076

South Korea (21.5%):
Consumer Discretionary (8.6%):
3,769	Amorepacific Corp.	1,126,968
12,280	Hyundai Mobis	979,944
31,100	LG Corp.	765,465
3,260	Shinsegae Co. Ltd.	1,172,233

		4,044,610

Financials (6.3%):
16,489	Kookmin Bank	908,393
9,245	Samsung Fire & Marine Insurance Co. Ltd.	879,968
34,330	Shinhan Financial Group Co. Ltd.	1,148,624

		2,936,985

Information Technology (6.6%):
15,080	S1 Corp.	656,062
4,594	Samsung Electronics Co. Ltd.	2,438,120

		3,094,182

		10,075,777

Taiwan (8.8%):
Financials (1.7%):
1,028,308	Chinatrust Financial Holding Co. Ltd.	799,410

Industrials (2.3%):
188,035	Asia Optical Co., Inc.	1,085,821

Information Technology (4.8%):
239,999	Advantech Co. Ltd.	528,572
257,136	Hon Hai Precision Industry Co., Ltd.	1,112,676

227,566	Powertech Technology, Inc.	561,631
1	Sunplus Technology Co. Ltd.	1

		2,202,880

		4,088,111

Thailand (3.8%):
Energy (1.7%):
150,000	PTT Public Co. Ltd., Foreign	809,419

Financials (2.1%):
628,900	Kasikornbank Public Co. Ltd., Foreign	971,810

		1,781,229

Total Common Stocks (Cost $37,349,612)		44,957,439

Investment Company (2.9%):
1,354,486	Victory Institutional Money Market Fund, Investor Shares	1,354,486

Total Investment Company (Cost $1,354,486)		1,354,486

Total Investments (Cost $38,704,098) (a) - 99.2%		46,311,925

Percentages indicated are based upon net assets as of October 31, 2005.

(a)	Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$8,103,595
Unrealized depreciation	(647,820)

Net unrealized appreciation	$7,455,775

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration normally to qualified institutional buyers. The Fund’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

Issue description	Acquisition date	Cost	Value	Percent of total investments	Percent of net assets
Hindalco Industries Ltd., GDR	*	$441,233	$401,159	0.9%	0.9%

* 9,110 shares of this security were acquired on 4/3/03, 33,850 shares on 3/18/04, 25,680 shares on 5/19/04, 51,370 shares on 12/21/04, 24,780 shares on 3/14/05, and 14,400 shares on 3/31/05.

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

PLC—Public Limited Company

See notes to Schedule of Portfolio Investments.

PACIFIC CAPITAL FUNDS
International Stock Fund
Schedule of Portfolio Investments	October 31, 2005
(Unaudited)

Shares	Security Description	Value
Common Stocks (95.7%):
Australia (1.6%):
Energy (0.8%):
34,980	Woodside Petroleum Ltd.	$825,598

Financials (0.8%):
52,000	Westpac Banking Corp.	805,903

		1,631,501

Brazil (3.1%):
Consumer Staples (0.6%):
18,078	Companhia de Bebidas das Americas, ADR	641,769

Energy (0.9%):
13,849	Petroleo Brasileiro SA, ADR	884,951

Financials (0.5%):
9,700	Banco Bradesco SA, ADR	503,333

Industrials (0.6%):
15,100	Aracruz Celulose SA, ADR	578,330

Utilities (0.5%):
15,100	Companhia Energetica de Minas Gerais SA, ADR	549,640

		3,158,023

Canada (3.1%):
Energy (0.9%):
16,882	Suncor Energy, Inc.	905,382

Financials (1.0%):
19,889	Manulife Financial Corp.	1,038,404

Information Technology (0.3%):
37,000	Celestica, Inc. (b)	353,720

Materials (0.9%):
27,500	Alcan, Inc.	871,475

		3,168,981

China (0.8%):
Consumer Discretionary (0.4%):
1,302,000	Denway Motors Ltd.	390,504

Financials (0.4%):
237,000	Ping An Insurance Co. of China Ltd. (Group)	383,693

		774,197

Denmark (1.2%):
Industrials (1.2%):
57,002	Vestas Wind Systems A/S (b)	1,232,988

Finland (1.6%):
Information Technology (1.6%):
37,467	Nokia Corp., Class A, ADR	630,195
33,000	Nokia Oyj	548,551
14,550	TietoEnator Oyj	461,766

		1,640,512

		1,640,512

France (11.1%):
Consumer Discretionary (0.6%):
29,809	Thomson SA	561,552

Consumer Staples (1.3%):
18,596	Carrefour SA	826,242
6,607	L’Oreal SA	485,436

		1,311,678

Energy (1.8%):
14,931	Total SA, ADR	1,881,605

Financials (1.3%):
20,647	Axa, ADR	597,937
9,392	BNP Paribas SA	711,430

		1,309,367

Health Care (1.1%):
7,148	Essilor International SA	588,105
6,400	Sanofi-Aventis	512,000

		1,100,105

Industrials (1.9%):
16,511	Schneider Electric SA	1,355,483
11,800	Technip SA	635,504

		1,990,987

Information Technology (0.5%):
15,600	Vivendi Universal SA	490,980

Telecommunications (1.5%):
20,564	Bouygues SA	1,013,916
18,800	France Telecom SA	488,125

		1,502,041

Utilities (1.1%):
14,515	Suez SA	392,861
18,300	Veolia Environnement	761,149

		1,154,010

		11,302,325

Germany (5.4%):
Consumer Discretionary (0.4%):
2,517	Adidas-Salomon AG	421,861

Financials (2.0%):
8,366	Allianz AG	1,176,650
10,711	Deutsche Bank AG	1,000,164

		2,176,814

Health Care (0.8%):
12,429	Schering AG	763,900

Industrials (0.5%):
6,979	Siemens AG	517,700

Information Technology (0.5%):
12,029	SAP AG, ADR	516,525

Materials (0.5%):
6,639	Linde AG	473,158

Utilities (0.7%):
7,328	E.ON AG	663,381

		5,533,339

Greece (0.3%):
Consumer Discretionary (0.3%):
12,146	Folli-Follie SA, Registered Shares	327,578

Hong Kong (3.5%):
Consumer Discretionary (1.5%):
137,000	Esprit Holdings Ltd.	965,835
377,462	Shangri-La Asia Ltd.	528,317

		1,494,152

Financials (0.6%):
40,400	HSBC Holdings PLC	632,170

Industrials (1.4%):
103,000	Hutchison Whampoa Ltd.	975,270
512,500	Johnson Electric Holdings Ltd.	462,790

		1,438,060

		3,564,382

India (1.4%):
Financials (0.7%):
16,600	HDFC Bank Ltd., ADR	733,554

Information Technology (0.7%):
9,876	Infosys Technologies Ltd., ADR	671,568

		1,405,122

Indonesia (0.4%):
Telecommunications (0.4%):
900,000	PT Indosat	433,976

Israel (0.7%):
Health Care (0.7%):
19,672	Teva Pharmaceutical Industries Ltd., ADR	749,897

Italy (2.8%):
Energy (1.3%):
32,233	ENI SpA	863,149
35,524	Saipem SpA	507,972

		1,371,121

Financials (1.5%):
266,345	UniCredito Italiano SpA	1,485,631

		2,856,752

Japan (16.7%):
Consumer Discretionary (3.2%):
37,900	Denso Corp.	1,071,321
45,000	Nissan Motor Co. Ltd.	467,050
4,900	Pioneer Corp.	61,508
70,000	Sharp Corp.	956,268
16,100	Toyota Motor Corp.	734,522

		3,290,669

Financials (4.8%):
69,000	Bank of Yokohama Ltd. (The)	559,636
36,000	Chugoku Bank, Ltd. (The)	556,130
35,000	Nomura Holdings, Inc.	531,059
4,900	ORIX Corp.	912,303
127	Sumitomo Mitsui Financial Group, Inc.	1,167,541
128,000	Sumitomo Trust & Banking Co. Ltd. (The)	1,084,355

		4,811,024

Health Care (1.0%):
30,000	Shionogi & Co. Ltd.	363,433
11,400	Takeda Pharmaceutical Co. Ltd.	622,940

		986,373

Industrials (3.4%):
45,000	Asahi Glass Co., Ltd.	484,835
30,400	JS Group Corp.	515,330
246,000	Kawasaki Heavy Industries Ltd.	638,302
149,000	Marubeni Corp.	693,857
8,600	SMC Corp.	1,138,638

		3,470,962

Information Technology (3.1%):
24,900	Canon, Inc.	1,298,591
2,400	Keyence Corp.	549,326
7,800	Nidec Corp.	455,039
7,500	Nidec Corp. (b)	415,628
4,000	Nintendo Co., Ltd.	445,399

		3,163,983

Materials (0.7%):
11,700	Nitto Denko Corp.	704,674

Telecommunications (0.5%):
90	KDDI Corp.	513,446

		16,941,131

Mexico (0.6%):
Consumer Discretionary (0.6%):
	11,800	Wal-Mart de Mexico SA de CV, ADR	573,876

Netherlands (4.0%):
Consumer Discretionary (0.6%):
	21,673	Koninklijke (Royal) Philips Electronics NV, ADR	566,966

Consumer Staples (0.5%):
	7,688	Unilever NV	540,543

Financials (1.2%):
	26,277	ABN AMRO Holding NV	620,892
	22,413	ING Groep NV	645,549

			1,266,441

Information Technology (1.2%):
	42,700	ASML Holding NV, NY Registered Shares (b)	725,046
	28,500	STMicroelectronics NV, NY Registered Shares	469,395

			1,194,441

Materials (0.5%):
	12,132	Akzo Nobel NV	522,911

			4,091,302

Russia (1.0%):
Energy (1.0%):
	18,400	LUKOIL, ADR	1,014,760

Singapore (1.6%):
Financials (1.2%):
	131,000	DBS Group Holdings Ltd.	1,182,338

Industrials (0.4%):
	66,000	Singapore Airlines Ltd.	436,055

			1,618,393

South Africa (1.0%):
Financials (0.6%):
	229,737	Old Mutual PLC	535,743

Telecommunications (0.4%):
	5,800	Telkom South Africa Ltd., ADR	439,350

			975,093

South Korea (3.4%):
Consumer Discretionary (0.5%):
	1,360	Shinsegae Co. Ltd.	489,030

Financials (1.1%):
	19,710	Kookmin Bank	1,085,841

Information Technology (1.4%):
	2,860	Samsung Electronics Co. Ltd.	1,517,853

Materials (0.4%):
	9,440	LG Chem Ltd.	414,776

			3,507,500

Spain (4.3%):
Financials (2.6%):
	66,418	Banco Bilbao Vizcaya Argentaria SA	1,170,070
	120,200	Banco Santander Central Hispano SA	1,531,651

			2,701,721

Telecommunications (1.7%):
	61,896	Telefonica Moviles SA	653,058
	65,003	Telefonica SA	1,036,156

			1,689,214

			4,390,935

Sweden (0.5%):
Financials (0.5%):
23,900	Svenska Handelsbanken AB, Class A	544,860

Switzerland (8.6%):
Consumer Staples (1.2%):
3,978	Nestle SA	1,183,415

Financials (1.7%):
17,200	Credit Suisse Group	758,863
11,453	UBS AG, Registered Shares	971,570

		1,730,433

Health Care (3.4%):
2,963	Nobel Biocare Holding AG	682,330
29,063	Novartis AG	1,561,449
4,860	Roche Holding AG, Genusschien	725,160
800	Serono SA, Class B	516,889

		3,485,828

Industrials (0.7%):
92,706	ABB Ltd. (b)	708,151

Materials (1.6%):
7,300	Ciba Specialty Chemicals AG, Registered Shares	418,783
12,600	Lonza Group AG, Registered Shares	725,271
674	Sika AG, Bearer (b)	479,340
		1,623,394

		8,731,221

Taiwan (0.4%):
Information Technology (0.4%):
290,498	Taiwan Semiconductor Manufacturing Co. Ltd.	450,801

United Kingdom (16.6%):
Consumer Discretionary (1.9%):
117,411	British Sky Broadcasting Group PLC	1,059,872
138,182	Kingfisher PLC	518,516
216,805	Signet Group PLC	390,462

		1,968,850

Consumer Staples (1.4%):
17,791	Reckitt Benckiser PLC	537,537
162,283	Tesco PLC	863,880

		1,401,417

Energy (1.2%):
18,726	BP PLC, ADR	1,243,406

Financials (5.4%):
68,756	Barclays PLC	681,512
106,324	HBOS PLC	1,570,480
47,770	ICAP PLC	292,131
55,209	Lloyds TSB Group PLC	451,467
20,600	Man Group PLC	561,517
47,292	Royal Bank of Scotland Group PLC (The)	1,309,179
24,063	Standard Chartered PLC	505,137

		5,371,423

Health Care (1.8%): :
12,600	AstraZeneca PLC, ADR	564,911
25,588	GlaxoSmithKline PLC	665,324
77,000	Smith & Nephew PLC	651,468

		1,881,703

Industrials (2.1%):
22,631	Exel PLC	483,087
170,941	Group 4 Securicor PLC	455,363
234,830	Hays PLC	475,920
43,300	Smiths Group PLC	699,351

		2,113,721

Materials (1.1%):
39,782	BHP Billiton PLC	584,791
27,000	Johnson Matthey PLC	559,145

		1,143,936

Telecommunications (1.7%):
67,294	Vodafone Group PLC, ADR	1,767,140

		16,891,596

Total Common Stocks (Cost $86,210,770)		97,511,041

Investment Company (4.9%):
4,975,237	Victory Institutional Money Market Fund, Investor Shares	4,975,237

Total Investment Company (Cost $4,975,237)		4,975,237

Total Investments (Cost $91,186,007) (a) - 100.6%		102,486,278

Percentages indicated are based upon net assets as of October 31, 2005.

(a)	Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from market value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$12,900,619
Unrealized depreciation	(1,644,251)

Net unrealized appreciation	$11,256,368

(b)	Non-income producing security.

ADR—American Depositary Receipt

AG—Aktiengesellschaft (West German Stock Co.)

NV—Naamloze Vennootschaap (Dutch Corp.)

PLC—Public Limited Company

SA—Societe Anonyme (French Corp.)

SpA—Societa per Azioni (Italian Corp.)

See notes to Schedule of Portfolio Investments.

PACIFIC CAPITAL FUNDS
Small Cap Fund
Schedule of Portfolio Investments	October 31, 2005
(Unaudited)

Shares	Security Description	Value
Common Stocks (94.0%):
Consumer Discretionary (11.6%):
32,800	Buckle, Inc. (The)	$1,208,352
88,500	Charlotte Russe Holding, Inc. (b)	1,559,370
152,600	Charming Shoppes, Inc. (b)	1,709,120
67,300	Claire’s Stores, Inc.	1,753,165
104,800	Cooper Tire & Rubber Co.	1,431,568
38,800	Dillard’s, Inc., Class A	803,548
29,500	Entercom Communications Corp. (b)	851,665
59,700	Ethan Allen Interiors, Inc.	2,019,054
44,100	EZCORP, Inc., Class A (b)	647,829
32,900	Famous Dave’s of America, Inc. (b)	393,813
54,100	Furniture Brands International, Inc.	981,915
515,600	Gemstar-TV Guide International, Inc. (b)	1,340,560
31,100	Genesco, Inc. (b)	1,144,480
47,200	Hartmarx Corp. (b)	329,456
691,200	Jameson Inns, Inc. (b)	1,437,696
34,900	Lee Enterprises, Inc.	1,368,429
156,400	Lions Gate Entertainment Corp. (b)	1,501,440
63,600	Lone Star Steakhouse & Saloon, Inc.	1,641,516
24,100	Nutri/System, Inc. (b)	722,277
49,000	Payless ShoeSource, Inc. (b)	900,130
104,400	Prestige Brands Holdings, Inc. (b)	1,258,020
69,900	Radio One, Inc., Class D (b)	824,820
126,400	Russell Corp.	1,710,192
31,700	Ryan’s Restaurant Group, Inc. (b)	337,922
52,100	Select Comfort Corp. (b)	1,140,990
13,700	Tupperware Corp.	314,141
30,000	Vail Resorts, Inc. (b)	1,005,000

		30,336,468

Consumer Staples (2.9%):
74,000	Casey’s General Stores, Inc.	1,596,920
75,900	Gold Kist, Inc. (b)	1,304,721
26,400	Longs Drug Stores Corp.	1,101,144
151,200	Playtex Products, Inc. (b)	2,024,568
42,200	Ralcorp Holdings, Inc. (b)	1,641,580

		7,668,933

Energy (5.0%):
8,600	Atmos Energy Corp.	226,180
8,400	Berry Petroleum Co.	502,824
21,600	Callon Petroleum Co. (b)	395,280
67,200	Core Laboratories N.V. (b)	2,164,512
14,600	Energy Conversion Devices, Inc. (b)	451,724
54,300	Frontier Oil Corp.	2,002,584
10,800	Giant Industries, Inc. (b)	617,652
12,200	Goodrich Petroleum Corp. (b)	272,060
34,500	Parker Drilling Co. (b)	304,980
33,000	Stone Energy Corp. (b)	1,514,700
19,500	Swift Energy Co. (b)	851,370
56,800	TODCO	2,541,800

40,100	World Fuel services Corp.	1,279,190

		13,124,856

Financials (15.5%):
57,400	AMCORE Financial, Inc.	1,705,354
21,100	AmeriCredit Corp. (b)	471,585
125,300	Ashford Hospitality Trust, Inc.	1,315,650
56,540	Associated Banc-Corp	1,764,613
87,750	Brookline Bancorp, Inc.	1,232,888
95,900	Cash America International, Inc.	2,096,374
65,300	Community Bank System, Inc.	1,550,875
5,700	Corus Bankshares, Inc.	312,930
64,000	Equity One, Inc.	1,500,800
105,400	Fieldstone Investment Corp.	1,076,134
106,200	First Financial Bancorp	1,983,816
142,000	First Niagara Financial Group, Inc.	2,091,660
117,500	Gold Banc Corp., Inc.	1,741,350
90,000	Greater Bay Bancorp	2,258,100
6,500	Integra Bank Corp.	131,365
70,100	Investment Technology Group, Inc. (b)	2,278,951
28,900	Irwin Financial Corp.	603,143
76,700	JER Investors Trust, Inc. Real Estate Investment Trust (c)	1,307,735
49,000	Jones Lang LaSalle, Inc.	2,463,720
189,500	Knight Capital Group, Inc. (b)	1,813,515
33,143	Macatawa Bank Corp.	1,203,422
43,800	MAF Bancorp, Inc.	1,819,452
112,900	Meadowbrook Insurance Group, Inc. (b)	619,821
20,600	Nasdaq Stock Market, Inc. (The) (b)	636,334
46,700	Navigators Group, Inc. (The) (b)	1,811,960
34,500	Oak Hill Financial, Inc.	1,081,920
9,500	Old National Bancorp	208,145
36,200	Parkvale Financial Corp.	995,500
53,500	Quanta Capital Holdings Ltd. (b)	230,585
98,200	Tower Group, Inc.	1,892,314
6,450	Zenith National Insurance Corp.	290,379

		40,490,390

Health Care (10.3%):
168,600	Candela Corp. (b)	1,576,410
11,000	Chattem, Inc. (b)	363,000
38,100	CNS, Inc.	993,267
38,500	CV Therapeutics, Inc. (b)	964,810
21,100	Genesis HealthCare Corp. (b)	856,238
26,100	Greatbatch, Inc. (b)	680,166
34,900	Hologic, Inc. (b)	1,935,554
42,200	Hooper Holmes, Inc.	121,958
1,100	Horizon Health (b)	21,824
12,900	Kendle International, Inc. (b)	310,632
1,400	Kos Pharmaceuticals, Inc. (b)	84,000
33,200	Kosan Biosciences, Inc. (b)	235,388
40,600	LifePoint Hospitals, Inc. (b)	1,587,460
26,400	Magellan Health Services, Inc. (b)	784,872
46,700	Matria Healthcare, Inc. (b)	1,565,851
158,400	Medarex, Inc. (b)	1,384,416
48,000	Natus Medical, Inc. (b)	786,720
93,300	Nektar Therapeutics (b)	1,405,098
122,400	Odyssey HealthCare, Inc. (b)	2,115,072
89,200	OraSure Technologies, Inc. (b)	982,092
24,900	Orthofix International N.V. (b)	938,232
27,100	Pediatrix Medical Group, Inc. (b)	2,088,326
44,800	PetMed Express, Inc. (b)	497,728
141,300	Quidel Corp. (b)	1,640,493
85,500	Sirna Therapeutics, Inc. (b)	294,120
110,000	ViroPharma, Inc. (b)	2,107,600
35,800	ZymoGenetics, Inc. (b)	627,216

		26,948,543

Industrials (20.7%):
156,700	AAR Corp. (b)	2,496,231
27,200	Actuant Corp., Class A	1,324,640
28,400	Administaff, Inc.	1,201,888
49,200	Albany International Corp., Class A	1,900,596
43,600	American Axle & Manufacturing Holdings, Inc.	950,480
111,700	Artesyn Technologies, Inc. (b)	981,843
17,800	BE Aerospace, Inc. (b)	322,714
154,200	CAE, Inc.	1,059,354
74,100	Columbus McKinnon Corp. (b)	1,690,962
41,600	Concorde Career Colleges, Inc. (b)	624,000
51,200	Corrections Corp. of America (b)	2,041,856
13,100	CRA International, Inc. (b)	579,806
46,800	Duratek, Inc. (b)	667,836
87,200	Dycom Industries, Inc. (b)	1,737,896
28,400	EMCOR Group, Inc. (b)	1,732,400
76,200	EnPro Industries, Inc. (b)	2,125,980
44,200	ESCO Technologies, Inc. (b)	1,912,092
37,200	Foundation Coal Holdings, Inc.	1,395,000
54,300	Gardner Denver, Inc. (b)	2,638,980
19,200	GATX Corp.	717,504
69,800	Genesee & Wyoming, Inc., Class A (b)	2,237,090
174,700	Global Industries Ltd. (b)	2,220,437
69,600	Hughes Supply, Inc.	2,328,120
100,300	IXYS Corp. (b)	1,027,072
58,400	JLG Industries, Inc.	2,240,224
34,500	Joy Global, Inc.	1,582,515
37,600	Kennametal, Inc.	1,921,736
104,300	Korn/Ferry International (b)	1,796,046
15,400	LoJack Corp. (b)	292,754
36,550	Old Dominion Freight Line, Inc. (b)	1,293,505
412,800	Stewart Enterprises, Inc., Class A	2,105,280
57,800	Superior Energy Services, Inc. (b)	1,177,964
13,200	Thomas & Betts Corp. (b)	513,744
76,100	Tredegar Corp.	958,099
71,200	Wabtec Corp.	1,936,640
152,600	World Air Holdings, Inc. (b)	1,602,300
32,500	Zygo Corp. (b)	431,600

		53,767,184

Information Technology (14.5%):
251,300	3Com Corp. (b)	967,505
12,000	Advent Software, Inc. (b)	368,640
96,900	Aeroflex, Inc. (b)	877,914
166,400	ASE Test Ltd. (b)	918,528
67,200	Axcelis Technologies, Inc. (b)	292,320
35,800	Benchmark Electronics, Inc. (b)	1,005,622
150,600	ChipMOS TECHNOLOGIES (Bermuda) Ltd. (b)	918,660
33,100	Comtech Telecommunications Corp. (b)	1,269,716
96,000	Cymer, Inc. (b)	3,345,600
51,100	Emulex Corp. (b)	945,861
53,800	EPIQ Systems, Inc. (b)	1,024,890
56,900	Hutchinson Technology, Inc. (b)	1,411,120
18,900	Integrated Device Technology, Inc. (b)	186,732
25,100	Itron, Inc. (b)	1,090,846
14,900	Komag, Inc. (b)	399,618
18,200	M-Systems Flash Disk Pioneers Ltd. (b)	576,758
46,100	ManTech International Corp. (b)	1,276,970
192,000	MatrixOne, Inc. (b)	967,680
137,000	Mattson Technology, Inc. (b)	1,080,930
93,200	Maxtor Corp. (b)	326,200

147,500	Methode Electronics, Inc.	1,513,350
35,900	MTS Systems Corp.	1,434,564
78,600	Nam Tai Electronics, Inc.	1,780,290
106,600	O2Micro International Ltd. (b)	1,396,460
16,400	Orbotech, Ltd. (b)	356,372
86,100	Parametric Technology Corp. (b)	560,511
44,700	Polycom, Inc. (b)	683,910
207,500	Power-One, Inc. (b)	1,178,600
49,000	Reynolds & Reynolds Co. (The), Class A	1,300,460
32,400	ROFIN-SINAR Technologies, Inc. (b)	1,194,264
44,900	Rogers Corp. (b)	1,677,015
61,600	Secure Computing Corp. (b)	737,968
49,000	Symmetricom, Inc. (b)	390,530
126,100	TIBCO Software, Inc. (b)	957,099
39,000	TriZetto Group, Inc. (The) (b)	552,630
64,000	UNOVA, Inc. (b)	1,984,000
48,300	Verity, Inc. (b)	480,585
39,700	Zoran Corp. (b)	582,796

		38,013,514

Materials (2.7%):
77,600	Century Aluminum Co. (b)	1,410,768
53,300	ElkCorp	1,685,879
31,900	LSI Industries, Inc.	573,881
76,100	OM Group, Inc. (b)	1,216,078
63,600	Randgold Resources Ltd. (b)	866,232
30,600	RTI International Metals, Inc. (b)	1,025,712
65,700	U.S. Concrete, Inc. (b)	400,770

		7,179,320

Real Estate Investment Trust (4.2%):
37,600	Capital Automotive Real Estate Investment Trust	1,452,112
142,400	DiamondRock Hospitality Co. (c)	1,587,760
303,300	ECC Capital Corp.	797,679
87,800	Kohlberg Kravis Roberts & Co. Real Estate Investment Trust	1,959,696
69,600	Newcastle Investment Corp.	1,829,784
26,100	Senior Housing Properties Trust	462,231
53,421	Ventas, Inc.	1,636,285
40,300	Washington Real Estate Investment Trust	1,202,955

		10,928,502

Telecommunications (1.7%):
35,900	ADTRAN, Inc.	1,085,975
118,100	ARRIS Group, Inc. (b)	976,687
22,100	CSG Systems International, Inc. (b)	519,571
27,100	Intrado, Inc. (b)	524,114
70,800	Lightbridge, Inc. (b)	573,480
77,100	Premiere Global Services, Inc. (b)	653,808

		4,333,635

Transportation (1.5%):
86,000	Genco Shipping & Trading Ltd. (b)	1,412,980
13,800	OMI Corp.	249,504
113,000	Universal Truckload Services, Inc. (b)	2,276,950

		3,939,434

Utilities (3.4%):
79,500	CMS Energy Corp. (b)	1,185,345
69,000	Energen Corp.	2,594,400
25,100	Forest Oil Corp. (b)	1,096,368
91,400	UGI Corp.	2,157,040
54,600	Universal Compression Holdings, Inc. (b)	1,946,490

		8,979,643

Total Common Stocks (Cost $219,928,928)		245,710,422

Depositary Receipts (4.0%):
120,600	iShares Russell 2000 Value Index Fund	7,738,902
43,000	iShares Trust Russell 2000 Index Fund	2,748,130

Total Depositary Receipts (Cost $9,829,436)		10,487,032

Cash Sweep (2.5%):
6,595,125	Bank of New York Cash Reserve Fund	6,595,125

Total Cash Sweep (Cost $6,595,125)		6,595,125

Total Investments (Cost $236,353,489) (a) - 100.5%		262,792,579

Percentages indicated are based upon net assets as of October 31, 2005.

(a)	Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from market value by net unrealized appreciation/(depreciation) of securities as follows:

Unrealized appreciation	$37,651,436
Unrealized depreciation	(11,310,853)

Net unrealized appreciation	$26,340,583

(b)	Non-income producing security.

(c)	The shares of these securities were purchased through private placement under Rule 144A of the Securities Act of 1933, as amended. These securities are considered liquid based on procedures approved by the Board of Trustees.

Issue Description	Acquisition date	Cost	Value	Percent of total investments	Percent of net assets
DiamondRock Hospitality Co.	6/29/04	$1,424,000	$1,587,760	0.6%	0.6%
JER Investors Trust, Inc.	5/27/04	2,023,499	1,307,735	0.5%	0.5%

Fund Total:			$2,895,495	1.1%	1.1%

See notes to Schedule of Portfolio Investments.

PACIFIC CAPITAL FUNDS
Mid-Cap Fund
Schedule of Portfolio Investments	October 31, 2005
(Unaudited)

Shares	Security Description	Value
Common Stocks (98.9%):
Consumer Discretionary (19.2%):
11,800	Abercrombie & Fitch Co., Class A	$613,482
16,300	Advance Auto Parts, Inc. (b)	611,250
17,500	Alaska Air Group, Inc. (b)	551,775
33,000	American Eagle Outfitters, Inc.	777,150
19,900	American Greetings Corp., Class A	502,475
5,100	Autoliv, Inc.	219,096
4,300	Banta Corp.	216,462
9,300	BorgWarner, Inc.	539,307
17,100	Brinker International, Inc. (b)	651,852
18,100	Chico’s FAS, Inc. (b)	715,674
24,800	Claire’s Stores, Inc.	646,040
32,100	Copart, Inc. (b)	750,819
19,300	Darden Restaurants, Inc.	625,706
20,100	Dillard’s, Inc., Class A	416,271
14,600	GTECH Holdings Corp.	464,864
9,200	Harte-Hanks, Inc.	235,520
6,600	ITT Educational Services, Inc. (b)	364,848
8,500	Liz Claiborne, Inc.	299,200
6,600	M.D.C. Holdings, Inc.	452,760
21,300	Michaels Stores, Inc.	704,604
1,510	NVR, Inc. (b)	1,035,104
30,200	Payless ShoeSource, Inc. (b)	554,774
7,400	Polaris Industries, Inc.	333,666
29,700	Sabre Holdings Corp., Class A	580,041
11,500	Urban Outfitters, Inc. (b)	325,795
8,100	Valassis Communications, Inc. (b)	253,125
780	Washington Post Co. (The), Class B	581,100

		14,022,760

		14,022,760

Consumer Staples (3.6%):
13,000	Energizer Holdings, Inc. (b)	656,370
16,500	PepsiAmericas, Inc.	384,780
16,900	Pilgrim’s Pride Corp.	532,012
12,200	Smithfield Foods, Inc. (b)	360,876
14,100	SUPERVALU, Inc.	443,163
1,600	Whole Foods Market, Inc.	230,608

		2,607,809

Energy (8.4%):
21,100	Diamond Offshore Drilling, Inc.	1,191,306
18,700	Newfield Exploration Co. (b)	847,671
31,500	Patterson-UTI Energy, Inc.	1,075,095
11,300	Peabody Energy Corp.	883,208
12,800	Pogo Producing Co.	646,400
11,300	Sunoco, Inc.	841,850
14,000	Tidewater, Inc.	643,440

		6,128,970

Financials (15.5%):
15,800	A.G. Edwards, Inc.	668,656
13,800	Allmerica Financial Corp. (b)	525,780
23,900	American Capital Strategies, Ltd.	897,684
22,600	American Financial Group, Inc.	772,468
18,400	AmeriCredit Corp. (b)	411,240
14,200	AmerUs Group Co.	839,504

18,500	Compass Bancshares, Inc.	902,060
8,500	Downey Financial Corp.	518,075
19,700	Equifax, Inc.	679,059
3,000	Everest Re Group Ltd.	298,350
11,100	First American Corp.	486,402
9,400	FirstMerit Corp.	247,878
23,600	Huntington Bancshares, Inc.	548,936
18,700	IndyMac Bancorp, Inc.	698,071
8,300	Mercantile Bankshares Corp.	467,788
12,900	Radian Group, Inc.	672,090
24,600	W. R. Berkley Corp.	1,075,020
5,100	Wilmington Trust Corp.	193,341
5,600	Zions Bancorporation	411,432

		11,313,834

Health Care (12.2%):
10,200	Barr Pharmaceuticals, Inc. (b)	585,990
7,400	Bausch & Lomb, Inc.	549,006
8,100	C. R. Bard, Inc.	505,278
9,100	Cerner Corp. (b)	768,495
9,800	Charles River Laboratories International, Inc. (b)	428,848
8,325	Coventry Health Care, Inc. (b)	449,467
19,100	Endo Pharmaceuticals Holdings, Inc. (b)	514,172
8,300	Health Net, Inc. (b)	388,772
12,500	Humana, Inc. (b)	554,875
5,600	Intuitive Surgical, Inc. (b)	496,888
10,100	Invitrogen Corp. (b)	642,259
12,800	PacifiCare Health Systems, Inc. (b)	1,054,207
4,950	Renal Care Group, Inc. (b)	231,908
20,300	STERIS Corp.	463,043
12,100	Techne Corp. (b)	656,062
15,200	Triad Hospitals, Inc. (b)	625,176

		8,914,446

Industrials (11.7%):
21,800	AGCO Corp. (b)	348,582
5,600	ArvinMeritor, Inc.	89,768
7,500	Ashland, Inc.	401,325
2,400	Black & Decker Corp. (The)	197,112
10,700	Cummins, Inc.	913,459
15,400	Fair Isaac Corp.	643,104
20,100	GATX Corp.	751,137
6,800	Global Payments, Inc.	291,380
24,650	Graco, Inc.	844,756
11,300	Joy Global, Inc.	518,331
11,400	Martin Marietta Materials, Inc.	899,574
14,200	MPS Group, Inc. (b)	176,790
15,400	Overseas Shipholding Group, Inc.	733,040
14,200	Precision Castparts Corp.	672,512
18,100	Republic Services, Inc.	639,835
9,900	Thomas & Betts Corp. (b)	385,308

		8,506,013

Information Technology (11.9%):
1	Activision, Inc. (b)	21
4,900	Amphenol Corp., Class A	195,853
2,500	Arrow Electronics, Inc. (b)	73,775
22,300	Avnet, Inc. (b)	514,015
13,200	Cognizant Technology Solutions Corp. (b)	580,536
22,750	FactSet Research Systems, Inc.	797,843
9,500	Imation Corp.	406,695
16,400	Ingram Micro, Inc. (b)	296,840
58,000	Integrated Device Technology, Inc. (b)	573,040
46,200	Intersil Corp.	1,051,512
13,000	Lam Research Corp. (b)	438,620

	11,000	McAfee Inc. (b)	330,330
	8,200	MEMC Electronic Materials, Inc. (b)	147,108
	22,300	OmniVision Technologies, Inc. (b)	287,447
	21,200	PerkinElmer, Inc.	467,884
	6,800	SanDisk Corp. (b)	400,452
	27,300	Sybase, Inc. (b)	607,425
	12,200	Transaction Systems Architects, Inc. (b)	329,522
	20,900	United Online, Inc.	280,269
	21,300	Vishay Intertechnology, Inc. (b)	241,542
	51,700	Western Digital Corp. (b)	625,570

			8,646,299

Materials (3.3%):
	14,300	FMC Corp. (b)	778,492
	21,800	Louisiana-Pacific Corp.	543,474
	19,100	Lubrizol Corp. (The)	794,369
	7,500	United States Steel Corp.	273,975

			2,390,310

Real Estate Investment Trust (3.6%):
	26,000	CBL & Associates Properties, Inc.	971,100
	39,600	Highwoods Properties, Inc.	1,117,116
	7,900	SL Green Realty Corp.	537,437

			2,625,653

Telecommunications (2.0%):
	18,300	ADTRAN, Inc.	553,575
	10,100	CenturyTel, Inc.	330,573
	14,200	Harris Corp.	583,620

			1,467,768

Utilities (7.5%):	(7.5%):
	77,500	CMS Energy Corp. (b)	1,155,525
	18,900	Energen Corp.	710,640
	17,100	Energy East Corp.	407,835
	5,000	MDU Resources Group, Inc.	164,850
	39,600	ONEOK, Inc.	1,138,104
	24,200	Questar Corp.	1,905,750

			5,482,704

Total Common Stocks (Cost $65,229,193)			72,106,566

Investment Company (1.1%):
	819,995	Victory Institutional Money Market Fund, Investor Shares	819,995

Total Investment Company (Cost $819,995)			819,995

Total Investments (Cost $66,049,188) (a) - 100%			72,926,561

Percentages indicated are based upon net assets as of October 31, 2005.

(a)	Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from market value by net unrealized appreciation/(depreciation) of securities as follows:

Unrealized appreciation	$9,096,061
Unrealized depreciation	(2,287,852)

Net unrealized appreciation	$6,808,209

(b)	Non-income producing security.

See notes to Schedule of Portfolio Investments.

PACIFIC CAPITAL FUNDS
Growth Stock Fund
Schedule of Portfolio Investments	October 31, 2005
(Unaudited)

Shares	Security Description	Value
Common Stocks (97.7%):
Consumer Discretionary (12.4%):
62,260	Abercrombie & Fitch Co., Class A	$3,236,896
75,890	American Eagle Outfitters, Inc.	1,787,210
60,120	Bed Bath & Beyond, Inc. (b)	2,436,062
35,870	Chico’s FAS, Inc. (b)	1,418,300
55,720	Coach, Inc. (b)	1,793,070
77,950	Home Depot, Inc. (The)	3,199,067
26,880	Lowe’s Cos., Inc.	1,633,498
105,860	Marvel Entertainment, Inc. (b)	1,863,136
33,710	NIKE, Inc., Class B	2,833,326
35,310	Panera Bread Co. (b)	2,089,999
60,960	Tiffany & Co.	2,401,824
66,060	Wal-Mart Stores, Inc.	3,125,299

		27,817,687

Consumer Staples (10.3%):
30,970	Fortune Brands, Inc.	2,352,791
41,430	Hershey Co. (The)	2,354,467
71,340	Hormel Foods Corp.	2,268,612
99,654	PepsiCo, Inc.	5,887,558
132,087	Procter & Gamble Co. (The)	7,395,551
39,480	Wm. Wrigley Jr. Co.	2,743,860

		23,002,839

Energy (4.3%):
17,380	Amerada Hess Corp.	2,174,238
14,220	Burlington Resources, Inc.	1,026,968
74,510	Patterson-UTI Energy, Inc.	2,543,026
49,140	Transocean, Inc. (b)	2,825,059
20,110	Ultra Petroleum Corp. (b)	1,055,574

		9,624,865

Financials (3.6%):
30,240	Franklin Resources, Inc.	2,672,309
44,540	Northern Trust Corp.	2,387,344
68,230	W. R. Berkley Corp.	2,981,651

		8,041,304

Health Care (20.3%):
52,760	Abbott Laboratories	2,271,318
51,490	American Pharmaceutical Partners, Inc. (b)	2,216,645
43,840	Amgen, Inc. (b)	3,321,318
23,360	Barr Pharmaceuticals, Inc. (b)	1,342,032
28,020	Bausch & Lomb, Inc.	2,078,804
62,690	Caremark Rx, Inc. (b)	3,284,956
18,940	Cerner Corp. (b)	1,599,483
64,400	Community Health Systems, Inc. (b)	2,389,884
41,130	Genentech, Inc. (b)	3,726,378
40,620	Genzyme Corp. (b)	2,936,826
106,470	Johnson & Johnson	6,667,151
42,230	Medtronic, Inc.	2,392,752
77,434	Pfizer, Inc.	1,683,415
36,880	Pharmaceutical Product Development, Inc.	2,119,494
74,110	Thermo Electron Corp. (b)	2,237,381
42,010	Triad Hospitals, Inc. (b)	1,727,871
42,870	UnitedHealth Group, Inc.	2,481,744

32,110	Watson Pharmaceuticals, Inc. (b)	1,109,722

		45,587,174

Industrials (17.2%):
33,660	3M Co.	2,557,487
30,250	Boeing Co. (The)	1,955,360
36,350	Burlington Northern Santa Fe Corp.	2,255,881
24,160	Caterpillar, Inc.	1,270,574
279,833	General Electric Co.	9,489,137
54,160	Ingersoll-Rand Co. Ltd., Class A	2,046,706
45,550	ITT Educational Services, Inc. (b)	2,518,004
52,150	Joy Global, Inc.	2,392,121
29,030	Landstar System, Inc.	1,118,236
72,510	Paychex, Inc.	2,810,488
25,480	Pulte Homes, Inc.	962,889
61,910	Rockwell Collins, Inc.	2,836,716
31,290	Textron, Inc.	2,254,132
21,310	United Parcel Service, Inc., Class B	1,554,351
36,440	W.W. Grainger, Inc.	2,440,751

		38,462,833

Information Technology (27.0%):
274,830	3Com Corp. (b)	1,058,096
50,260	Apple Computer, Inc. (b)	2,894,473
66,190	Applied Materials, Inc.	1,084,192
38,760	Autodesk, Inc.	1,749,239
22,240	Avid Technology, Inc. (b)	1,094,875
235,684	Cisco Systems, Inc. (b)	4,112,686
41,500	Cogent, Inc. (b)	1,101,825
51,800	Cognizant Technology Solutions Corp. (b)	2,278,164
55,740	Corning, Inc. (b)	1,119,817
49,290	Dell, Inc. (b)	1,571,365
92,670	Flextronics International Ltd. (b)	860,904
5,680	Google, Inc., Class A (b)	2,113,755
92,320	Hewlett-Packard Co.	2,588,653
187,660	Intel Corp.	4,410,010
31,820	International Business Machines Corp.	2,605,422
697,020	JDS Uniphase Corp. (b)	1,463,742
340,250	Lucent Technologies, Inc. (b)	969,713
48,710	MEMC Electronic Materials, Inc. (b)	873,857
175,370	Micrel, Inc. (b)	1,753,700
333,980	Microsoft Corp.	8,583,285
144,830	Motorola, Inc.	3,209,433
43,070	Novellus Systems, Inc. (b)	941,510
160,740	Oracle Corp. (b)	2,038,183
93,540	QUALCOMM, Inc.	3,719,150
24,940	SanDisk Corp. (b)	1,468,717
132,390	Texas Instruments, Inc.	3,779,735
38,380	Yahoo!, Inc. (b)	1,418,909

		60,863,410

Materials (2.1%):
35,430	Allegheny Technologies, Inc.	1,017,195
45,480	Dow Chemical Co. (The)	2,085,713
12,760	Phelps Dodge Corp.	1,537,197

		4,640,105

Telecommunications (0.5%):
51,774	Sprint Nextel Corp.	1,206,852

Total Common Stocks (Cost $212,754,735)		219,247,069

Depositary Receipts (1.5%):
108,010	Financial Select Sector SPDR Fund	3,285,664

Total Depositary Receipts (Cost $3,139,068)		3,285,664

Investment Company (0.7%):
1,593,408	Victory Institutional Money Market Fund, Investor Shares	1,593,408

Total Investment Company (Cost $1,593,408)		1,593,408

Total Investments (Cost $217,487,211) (a) - 99.9%		224,126,141

Percentages indicated are based upon net assets as of October 31, 2005.

(a)	Cost for federal income tax purposes is $218,859,124. Gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$13,350,865
Unrealized depreciation	(8,083,848)

Net unrealized appreciation	$5,267,017

(b)	Non-income producing security.

SPDR—Standard & Poor’s Depositary Receipt

See notes to Schedule of Portfolio Investments.

PACIFIC CAPITAL FUNDS
Growth and Income Fund
Schedule of Portfolio Investments	October 31, 2005
(Unaudited)

Shares	Security Description	Value
Common Stocks (99.2%):
Consumer Discretionary (9.9%):
36,860	Abercrombie & Fitch Co., Class A	$1,916,352
43,240	American Eagle Outfitters, Inc.	1,018,302
35,670	Bed Bath & Beyond, Inc. (b)	1,445,348
19,110	Chico’s FAS, Inc. (b)	755,609
54,340	Coach, Inc. (b)	1,748,661
28,710	Home Depot, Inc. (The)	1,178,258
9,540	Lowe’s Cos., Inc.	579,746
66,250	Marvel Entertainment, Inc. (b)	1,166,000
19,840	NIKE, Inc., Class B	1,667,552
22,400	Panera Bread Co. (b)	1,325,856
28,650	Wal-Mart Stores, Inc.	1,355,432

		14,157,116

Consumer Staples (8.7%):
64,980	ConAgra Foods, Inc.	1,512,085
39,320	Dean Foods Co. (b)	1,421,418
17,380	Fortune Brands, Inc.	1,320,359
25,000	Hershey Co. (The)	1,420,750
47,365	PepsiCo, Inc.	2,798,323
43,931	Procter & Gamble Co. (The)	2,459,697
20,530	Wm. Wrigley Jr. Co.	1,426,835

		12,359,467

Energy (9.2%):
11,040	Amerada Hess Corp.	1,381,104
9,180	Burlington Resources, Inc.	662,980
24,670	Chevrontexaco Corp.	1,407,917
43,100	ConocoPhillips	2,817,878
63,080	Exxon Mobil Corp.	3,541,310
47,890	Patterson-UTI Energy, Inc.	1,634,486
30,310	Transocean, Inc. (b)	1,742,522

		13,188,197

Financials (18.5%):
31,860	A.G. Edwards, Inc.	1,348,315
50,990	Bank of America Corp.	2,230,303
31,440	CIT Group, Inc.	1,437,751
65,930	Citigroup, Inc.	3,018,276
24,950	Comerica, Inc.	1,441,611
37,670	First Horizon National Corp.	1,457,076
17,530	Franklin Resources, Inc.	1,549,126
5,800	Goldman Sachs Group, Inc. (The)	732,946
44,315	JPMorgan Chase & Co.	1,622,815
39,750	KeyCorp	1,281,540
15,720	Lehman Brothers Holdings, Inc.	1,881,212
11,710	Merrill Lynch & Co., Inc.	758,105
13,420	Morgan Stanley	730,182
54,250	Ohio Casualty Corp.	1,479,940
31,990	Protective Life Corp.	1,402,442
38,060	W. R. Berkley Corp.	1,663,222
19,420	Wachovia Corp.	981,098
20,480	Wells Fargo & Co.	1,232,896

		26,248,856

Health Care (14.0%):
33,810	American Pharmaceutical Partners, Inc. (b)	1,455,521
17,570	Amgen, Inc. (b)	1,331,103

12,340	Barr Pharmaceuticals, Inc. (b)	708,933
16,450	Bausch & Lomb, Inc.	1,220,426
24,700	Bristol-Myers Squibb Co.	522,899
37,050	Caremark Rx, Inc. (b)	1,941,420
39,110	Community Health Systems, Inc. (b)	1,451,372
15,530	Genentech, Inc. (b)	1,407,018
38,216	Johnson & Johnson	2,393,085
15,160	Medtronic, Inc.	858,966
94,388	Pfizer, Inc.	2,051,994
47,340	Thermo Electron Corp. (b)	1,429,195
23,720	UnitedHealth Group, Inc.	1,373,151
24,900	WellPoint, Inc. (b)	1,859,532

		20,004,615

Industrials (13.1%):
10,470	3M Co.	795,511
11,460	Boeing Co. (The)	740,774
12,320	Caterpillar, Inc.	647,909
15,100	General Dynamics Corp.	1,756,130
136,740	General Electric Co.	4,636,852
38,150	Ingersoll-Rand Co. Ltd., Class A	1,441,689
29,780	ITT Educational Services, Inc. (b)	1,646,238
31,350	Joy Global, Inc.	1,438,025
18,630	Landstar System, Inc.	717,628
39,110	Norfolk Southern Corp.	1,572,222
42,560	Paychex, Inc.	1,649,626
16,200	Pulte Homes, Inc.	612,198
14,120	United Parcel Service, Inc., Class B	1,029,913

		18,684,715

Information Technology (16.8%):
78,093	Activision, Inc. (b)	1,231,532
23,620	Apple Computer, Inc. (b)	1,360,276
57,810	Applied Materials, Inc.	946,928
14,060	Avid Technology, Inc. (b)	692,174
83,180	Cisco Systems, Inc. (b)	1,451,491
26,230	Cogent, Inc. (b)	696,407
34,830	Corning, Inc. (b)	699,735
58,180	Flextronics International Ltd. (b)	540,492
95,330	Hewlett-Packard Co.	2,673,053
77,330	Intel Corp.	1,817,255
12,220	International Business Machines Corp.	1,000,574
137,080	Microsoft Corp.	3,522,955
78,280	Motorola, Inc.	1,734,685
100,630	Oracle Corp. (b)	1,275,988
43,550	QUALCOMM, Inc.	1,731,548
12,380	SanDisk Corp. (b)	729,058
44,010	Texas Instruments, Inc.	1,256,486
16,690	Yahoo!, Inc. (b)	617,029

		23,977,666

Materials (3.2%):
22,800	Allegheny Technologies, Inc.	654,588
29,690	Dow Chemical Co. (The)	1,361,583
29,300	FMC Corp. (b)	1,595,092
8,150	Phelps Dodge Corp.	981,831

		4,593,094

Telecommunications (2.5%):
28,450	ALLTEL Corp.	1,759,917
78,570	Sprint Nextel Corp.	1,831,467

		3,591,384

Utilities (3.3%):
40,530	Edison International	1,773,593
37,870	PPL Corp.	1,186,846
78,700	Williams Cos., Inc. (The)	1,755,010

		4,715,449

Total Common Stocks (Cost $133,244,755)		141,520,559

Investment Company (2.0%):
2,902,525	Victory Institutional Money Market Fund, Investor Shares	2,902,525

Total Investment Company (Cost $2,902,525)		2,902,525

Total Investments (Cost $136,147,280) (a) - 101.2%		144,423,084

Percentages indicated are based upon net assets as of October 31, 2005.

(a)	Cost for federal income tax purposes is $136,602,105. Gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$12,136,238
Unrealized depreciation	(4,315,259)

Net unrealized appreciation	$7,820,979

(b)	Non-income producing security.

See notes to Schedule of Portfolio Investments.

PACIFIC CAPITAL FUNDS
Value Fund
Schedule of Portfolio Investments	October 31, 2005
(Unaudited)

Shares	Security Description	Value
Common Stocks (95.4%):
Consumer Discretionary (8.3%):
33,240	BorgWarner, Inc.	$1,927,588
22,390	Home Depot, Inc. (The)	918,886
53,830	J.C. Penney Co., Inc. (Holding Co.)	2,756,096
48,300	Tiffany & Co.	1,903,020
270,210	Time Warner, Inc.	4,817,843
37,155	Viacom, Inc., Class B	1,150,690
45,150	Walt Disney Co. (The)	1,100,306

		14,574,429

Consumer Staples (4.7%):
35,654	Altria Group, Inc.	2,675,833
88,220	ConAgra Foods, Inc.	2,052,879
55,350	Dean Foods Co. (b)	2,000,903
20,200	Fortune Brands, Inc.	1,534,594

		8,264,209

Energy (14.8%):
13,840	Amerada Hess Corp.	1,731,384
58,110	Chevrontexaco Corp.	3,316,338
69,440	ConocoPhillips	4,539,987
52,968	Devon Energy Corp.	3,198,208
142,108	Exxon Mobil Corp.	7,977,943
34,690	Occidental Petroleum Corp.	2,736,347
30,700	Transocean, Inc. (b)	1,764,943
8,360	Valero Energy Corp.	879,806

		26,144,956

Financials (29.8%):
41,200	A.G. Edwards, Inc.	1,743,584
20,340	Allstate Corp. (The)	1,073,749
29,100	American International Group, Inc.	1,885,680
36,160	AmerUs Group Co.	2,137,779
116,580	Bank of America Corp.	5,099,209
42,570	CIT Group, Inc.	1,946,726
149,270	Citigroup, Inc.	6,833,581
32,890	Comerica, Inc.	1,900,384
48,840	First Horizon National Corp.	1,889,131
19,850	Freddie Mac	1,217,798
10,110	Goldman Sachs Group, Inc. (The)	1,277,601
100,319	JPMorgan Chase & Co.	3,673,682
62,310	KeyCorp	2,008,874
30,590	Lehman Brothers Holdings, Inc.	3,660,705
26,910	Merrill Lynch & Co., Inc.	1,742,153
27,220	Morgan Stanley	1,481,040
64,230	National City Corp.	2,070,133
66,910	Ohio Casualty Corp.	1,825,305
40,990	Protective Life Corp.	1,797,002
45,220	Wachovia Corp.	2,284,514
49,140	Wells Fargo & Co.	2,958,228
26,380	Zions Bancorporation	1,938,139

		52,444,997

Health Care (8.4%):
17,370	Aetna, Inc.	1,538,287
41,600	American Pharmaceutical Partners, Inc. (b)	1,790,880
20,900	Bausch & Lomb, Inc.	1,550,571

35,990	Bristol-Myers Squibb Co.	761,908
221,640	Pfizer, Inc.	4,818,454
59,650	Thermo Electron Corp. (b)	1,800,834
39,810	Triad Hospitals, Inc. (b)	1,637,385
28,840	Watson Pharmaceuticals, Inc. (b)	996,710

		14,895,029

Industrials (6.8%):
30,790	Caterpillar, Inc.	1,619,246
72,200	General Electric Co.	2,448,302
23,540	Honeywell International, Inc.	805,068
23,400	Landstar System, Inc.	901,368
63,890	Norfolk Southern Corp.	2,568,379
20,310	Pulte Homes, Inc.	767,515
26,860	Textron, Inc.	1,934,994
19,340	United Technologies Corp.	991,755

		12,036,627

Information Technology (6.4%):
102,787	Activision, Inc. (b)	1,620,946
162,513	Hewlett-Packard Co.	4,556,864
10,260	International Business Machines Corp.	840,089
68,730	Microsoft Corp.	1,766,361
153,380	Nokia Corp., ADR	2,579,852

		11,364,112

Materials (4.0%):
31,050	Allegheny Technologies, Inc.	891,446
35,170	FMC Corp. (b)	1,914,655
106,690	Huntsman Corp. (b)	2,120,996
64,280	Mosaic Co. (The) (b)	848,496
10,240	Phelps Dodge Corp.	1,233,613

		7,009,206

Telecommunications (4.8%):
22,250	ALLTEL Corp.	1,376,385
68,030	BellSouth Corp.	1,770,141
240,850	Qwest Communications International, Inc. (b)	1,050,106
80,400	SBC Communications, Inc.	1,917,540
104,580	Sprint Nextel Corp.	2,437,759

		8,551,931

Utilities (7.4%):
74,170	Edison International	3,245,679
20,260	Exelon Corp.	1,054,128
45,670	FirstEnergy Corp.	2,169,325
58,360	PG&E Corp.	2,123,137
66,860	PPL Corp.	2,095,392
110,120	Williams Cos., Inc. (The)	2,455,676

		13,143,337

Total Common Stocks (Cost $150,195,544)		168,428,833

Depositary Receipts (3.9%):
224,190	Financial Select Sector SPDR Fund	6,819,860

Total Depositary Receipts (Cost $6,656,617)		6,819,860

Investment Company (1.1%):
1,918,214	Victory Institutional Money Market Fund, Investor Shares	1,918,214

Total Investment Company (Cost $1,918,214)		1,918,214

Total Investments (Cost $158,770,375) (a) - 100.4%		177,166,907

Percentages indicated are based upon net assets as of October 31, 2005.

(a)	Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from market value by net unrealized appreciation/(depreciation) of securities as follows:

Unrealized appreciation	$22,850,939
Unrealized depreciation	(4,864,394)

Net unrealized appreciation	$17,986,545

(b)	Non-income producing security.

ADR—American Depositary Receipt

SPDR—Standard & Poor’s Depositary Receipt

See notes to Schedule of Portfolio Investments.

PACIFIC CAPITAL FUNDS
Diversified Fixed Income Fund
Schedule of Portfolio Investments	October 31, 2005
(Unaudited)

Shares or Principal Amount	Security Description	Value
Corporate Bonds (47.1%):
Consumer Discretionary (5.2%):
5,250,000	Estee Lauder Cos., Inc. (The), 6.00%, 1/15/12	$5,506,179
2,000,000	May Department Stores Co., 6.70%, 7/15/34	2,039,646
1,400,000	McDonald’s Corp., 6.50%, 8/1/07	1,438,500
2,500,000	Wal-Mart Stores, Inc., 8.85%, 1/2/15	3,024,775
1,000,000	Wal-Mart Stores, Inc., 5.25%, 9/1/35	941,871
3,000,000	Wm. Wrigley Jr. Co., 4.30%, 7/15/10	2,934,282

		15,885,253

Consumer Staples (4.1%):
1,625,000	Bestfoods, Series F, 6.625%, 4/15/28, MTN	1,817,291
1,388,000	Colgate-Palmolive Co., Series B, 7.60%, 5/19/25, MTN	1,771,435
300,000	Kellogg Co., 2.875%, 6/1/08	285,554
3,615,000	Kraft Foods, Inc., 4.00%, 10/1/08	3,525,228
2,200,000	Procter & Gamble Co. (The), 8.50%, 8/10/09	2,475,000
2,495,000	SYSCO Corp., 7.25%, 4/15/07	2,576,088

		12,450,596

Energy (3.6%):
2,295,000	Alabama Power Co., Series 1, 5.65%, 3/15/35, Callable 3/15/15 @ 100	2,160,456
5,000,000	Amoco Corp., 6.50%, 8/1/07	5,143,749
2,215,000	Anadarko Petroleum Corp., 7.20%, 3/15/29	2,535,781
1,030,000	Atlantic Richfield Co., 8.50%, 4/1/12	1,222,021

		11,062,007

Financials (17.0%):
Banking (4.1%):
975,000	Bank of New York Co., Inc. (The), Series E, 2.20%, 5/12/06, MTN	963,130
3,000,000	Chase Manhattan Corp., 7.25%, 6/1/07	3,105,000
3,290,897	Fifth Third Bancorp, Series BKNT, 2.87%, 8/10/09	3,162,608
1,350,000	U.S. Bancorp, 5.10%, 7/15/07	1,357,123
4,000,000	Wells Fargo Co., 3.12%, 8/15/08	3,822,908

		12,410,769

Broker-Dealer (0.7%):
2,100,000	Goldman Sachs Group, Inc. (The), 5.15%, 1/15/14	2,065,243

Financial Services (7.4%):
1,025,000	FGIC Corp., 6.00%, 1/15/34(b)	1,030,575
350,000	General Electric Capital Corp., 5.00%, 2/15/07, MTN	351,384
3,000,000	General Electric Capital Corp., 8.625%, 6/15/08	3,260,904
1,000,000	International Lease Finance Corp.,	1,005,000

	Series MTNP, 4.55% *, 1/15/10, MTN
4,230,000	Pitney Bowes Credit Corp., 5.75%, 8/15/08	4,341,630
5,575,000	SLM Corp., 4.41%, 7/25/08	5,598,230
4,277,802	Toyota Motor Credit Corp., 2.75%, 8/6/09, MTN	4,103,589
2,450,000	Toyota Motor Credit Corp., Series B, 5.42%, 3/22/17, Callable 3/22/07 @ 100, MTN	2,414,203
860,747	UPFC Auto Receivables Trust, Series 2004-A, Class A2, 2.56%, 6/15/07	856,779

		22,962,294

Insurance (4.8%):
2,500,000	Genworth Financial, Inc., 5.75%, 6/15/14	2,584,335
5,000,000	Monumental Global Funding, 4.625%, 3/15/10 (b)	4,949,999
3,000,000	Principal Life, Inc. Funding, 3.78% *, 2/14/07, MTN	3,003,750
4,625,000	Protective Life Secured Trust, Series 2003-1, 3.70%, 11/24/08, MTN	4,475,894

		15,013,978

		52,452,284

Foreign Government (2.6%):
3,000,000	Province of Ontario, 3.28%, 3/28/08	2,898,750
5,000,000	Republic of Finland, 4.75%, 3/6/07	4,998,350

		7,897,100

Health Care (3.5%):
2,350,000	Amgen Inc., 4.00%, 11/18/09	2,277,018
5,000,000	Astrazeneca PLC, 5.40%, 6/1/14	5,112,705
500,000	Pfizer, Inc., 4.65%, 3/1/18	475,824
2,400,000	Pharmacia Corp., 6.75%, 12/15/27	2,769,142

		10,634,689

Industrials (2.9%):
5,258,509	FedEx Corp., Pass Thru Certificates, 7.50%, 1/15/18	5,864,877
3,000,000	General Electric Co., 5.00%, 2/1/13	2,979,210

		8,844,087

Special Purpose Entity (2.6%):
5,000,000	MBIA Global Funding LLC, 5.375%, 6/20/14 (b)	5,040,260
3,000,000	Ohana Military Communities LLC, Series A, Class I, 5.47%, 10/1/21 (b)	3,007,500

		8,047,760

Supranational Agency (3.1%):
920,000	African Development Bank, 6.875%, 10/15/15	1,042,014
4,779,000	Inter-American Development Bank, 8.50%, 3/15/11	5,578,508
3,000,000	International Bank for Reconstruction & Development, 4.00%, 4/29/10, Callable 4/29/06 @ 100	2,958,216

		9,578,738

Telecommunications (2.2%):
4,075,000	GTE Southwest, Inc., First Mortgage Bond, 8.50%, 11/15/31	4,946,031
1,577,000	Southwestern Bell Telephone Co., 7.00%, 7/1/15	1,730,758

		6,676,789

Transportation (0.3%):
847,112	Burlington Northern & Santa Fe	840,369

	Railway Co. (The), Series 2002-2, 5.14%, 1/15/21
Total Corporate Bonds (Cost $143,862,578)		144,369,672

U.S. Government Agencies (32.8%):
Federal Agricultural Mortgage Corporation (0.3%):
1,000,000	4.25%, 7/29/08	988,750

Federal Home Loan Bank (8.8%):
5,000,000	6.50%, 11/15/05	5,004,697
2,500,000	4.875%, 11/15/06	2,507,395
5,200,000	4.50%, 8/23/07, Callable 11/23/05 @ 100	5,174,000
4,100,000	5.00%, 10/27/08	4,087,356
1,000,000	3.75%, 8/21/09, Callable 11/22/05 @ 100	996,077
3,000,000	7.625%, 5/14/10	3,341,835
400,000	4.04%, 5/26/10, Callable 5/26/06 @ 100	400,000
5,000,000	4.00%, 12/30/10, Callable 12/30/05 @ 100	4,914,920
535,000	4.87%, 9/7/12 (d)	523,418

		26,949,698

Federal Home Loan Mortgage Corp. (11.4%):
2,075,000	6.75%, 5/30/06	2,102,494
2,000,000	2.50%, 3/9/07, Callable 3/9/06 @ 100, MTN	1,955,412
2,025,000	3.00%, 4/19/07, Callable 4/19/06 @ 100, MTN (c)	1,979,810
2,000,000	3.80%, 6/28/07, Callable 6/28/06 @ 100, MTN	1,975,244
7,000,000	4.15%, 12/18/08	6,867,930
6,423,565	4.75%, 10/25/10	6,394,563
5,000,000	6.25%, 3/5/12	5,092,395
3,365,407	4.50%, 6/1/14	3,262,325
5,000,000	5.125%, 10/15/15	4,978,229

		34,608,402

Federal National Mortgage Assoc. (5.0%):
5,000,000	5.50%, 5/2/06	5,027,410
2,000,000	3.80%, 2/3/09	1,943,036
750,000	3.63%, 12/28/09, Callable 12/28/06 @ 100 (c)	737,813
1,000,000	6.875%, 9/10/12	1,035,815
6,700,000	5.00%, 3/25/27	6,622,448

		15,366,522

Housing & Urban Development (0.7%):
2,000,000	6.41%, 8/1/14	2,065,624

New Valley Generation IV (0.7%):
2,305,469	4.69%, 1/15/22	2,279,371

Private Export Funding (3.0%):
565,000	7.11%, 4/15/07	585,481
3,105,000	6.67%, 9/15/09	3,322,350
2,200,000	4.97%, 8/15/13	2,213,750
3,000,000	4.55%, 5/15/15	2,932,653

		9,054,234

Small Business Administration Corp. (0.9%):
2,785,511	6.34%, 8/1/11	2,903,792

Tennessee Valley Authority (2.0%):
5,500,000	5.88%, 4/1/36, Putable 4/3/06 @ 100	6,096,475

Total U.S. Government Agencies (Cost $100,640,126)		100,312,868

U.S. Treasury Bonds (12.5%):

6,400,000	7.25%, 5/15/16	7,769,005
2,850,000	7.875%, 2/15/21	3,789,500
8,000,000	6.25%, 8/15/23	9,339,064
15,815,000	5.50%, 8/15/28	17,299,395

Total U.S. Treasury Bonds (Cost $36,530,123)		38,196,964

U.S. Treasury Notes (5.2%):
3,150,000	4.375%, 5/15/07	3,150,617
2,150,000	3.375%, 11/15/08	2,086,341
3,000,000	4.00%, 6/15/09	2,956,173
8,000,000	4.25%, 11/15/14	7,807,192

		16,000,323

Total U.S. Treasury Notes (Cost $16,433,537)		16,000,323

Investment Company (1.2%):
3,657,630	Victory Institutional Money Market Fund, Investor Shares	3,657,630

Total Investment Company (Cost $3,657,630)		3,657,630

Total Investments (Cost $301,123,994) (a) - 98.8%		302,537,457

Percentages indicated are based upon net assets as of October 31, 2005.

*	Variable rate security. Rate represented represents rate in effect at October 31, 2005. Maturity reflects final maturity date.

(a)	Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from market value by net unrealized appreciation/(depreciation) of securities as follows:

Unrealized appreciation	$5,258,851
Unrealized depreciation	(3,845,388)

Net unrealized appreciation	$1,413,463

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. The Fund’s adviser has deemed these securities to be liquid based upon procedures approved by the Board of Trustees.

Issue Description	Acquisition date	Cost	Value	Percent of total investments	Percent of net assets
FGIC Corp., 6.00%, 1/15/34	*	$1,105,698	$1,030,575	0.3%	0.3%
Monumental Global Funding, 4.625%, 3/15/10	3/9/05	499,800	4,949,999	1.6%	1.6%
MBIA Global Funding LLC, 5.375%, 6/20/14	5/27/04	4,980,536	5,040,260	1.7%	1.6%
Ohana Military Communities LLC, Series A,
Class I, 5.47%, 10/1/21 **	4/23/04	3,000,000	3,007,500	1.0%	1.0%

Fund Total:			$14,028,334	4.6%	4.5%

*	365,000 shares of this security were acquired on 5/31/05 and 660,000 shares were acquired on 7/15/05.
**	Determined to be illiquid based upon procedures approved by the Board of Trustees.

(c)	Step rate bond. Rate presented represents rate in effect at October 31, 2005.

(d)	Security is continuously callable with five days notice.

MTN—Medium Term Note

PLC—Public Limited Company

See notes to Schedule of Portfolio Investments.

PACIFIC CAPITAL FUNDS
Tax-Free Securities Fund
Schedule of Portfolio Investments	October 31, 2005
(Unaudited)

Principal Amount	Security Description	Value
Alternative Minimum Tax Paper (11.0%):
Hawaii (11.0%):
$3,000,000	Hawaii Airport System Revenue, 5.625%, 7/1/18, Callable 7/1/11 @ 100, FGIC	$3,211,650
15,375,000	Hawaii Airport System Revenue, Second Series, 6.90%, 7/1/12, Escrowed to Maturity, MBIA	17,251,673
3,000,000	Hawaii Department of Budget & Finance Special Purpose Revenue, Hawaiian Electric Co., 5.70%, 7/1/20, Callable 7/1/10 @ 101, AMBAC	3,200,100
5,000,000	Hawaii Department of Budget & Finance Special Purpose Revenue, Hawaiian Electric Co., Series A, 6.20%, 5/1/26, Callable 5/1/06 @ 101, MBIA	5,115,250
5,200,000	Hawaii Department of Budget & Finance Special Purpose Revenue, Hawaiian Electric Co., Series A, 5.65%, 10/1/27, Callable 10/1/12 @ 101, MBIA	5,593,016
1,500,000	Hawaii Harbor System Revenue, Series B, 5.50%, 7/1/19, Callable 7/1/12 @ 100, AMBAC	1,596,945

		35,968,634

Total Alternative Minimum Tax Paper (Cost $33,115,898)		35,968,634

Municipal Bonds (86.7%):
Arizona (1.9%):
2,150,000	Phoenix Civic Improvement Corp. Revenue, 5.25%, 7/1/16, Callable 7/1/07 @ 100, MBIA	2,216,070
1,040,000	Pima County Unified School District No.1 Tucson GO, 4.75%, 7/1/14, Callable 7/1/12 @ 100, FSA	1,088,880
905,000	Scottsdale GO, 5.375%, 7/1/11, Prerefunded 7/1/11 @ 101	995,419
1,605,000	Scottsdale GO, 5.375%, 7/1/16, Callable 7/1/11 @ 101	1,752,419

		6,052,788

Colorado (0.2%):
600,000	Adams & Arapahoe Counties School District No. 28 GO, Series C, 5.35%, 12/1/15, Prerefunded 12/1/12 @ 100, FGIC	659,172

Florida (4.5%):
700,000	Florida State Board of Education Capital Outlay GO, Series 99E, 5.25%, 6/1/12, Callable 6/1/11 @ 101	759,549
3,000,000	Florida State Board of Education Capital Outlay GO, Series C, 5.875%, 6/1/20, Callable 6/1/10 @ 101, FGIC	3,325,800
3,500,000	Florida State Turnpike Authority	3,875,130

	Revenue, Department of Transportation, Series A, 5.75%, 7/1/17, Callable 7/1/10 @ 101
2,000,000	Miami-Dade County Expressway Authority Toll System Revenue, 6.00%, 7/1/20, Prerefunded 7/1/10 @ 101, FGIC	2,235,720
3,725,000	Orlando Utilities Community Water & Electric Revenue, Series D, 6.75%, 10/1/17, Escrowed to Maturity	4,469,702

		14,665,901

Georgia (4.3%):
390,000	Georgia Municipal Electric Authority Power Revenue, Series W, 6.60%, 1/1/18, Escrowed to Maturity, MBIA	480,917
6,420,000	Georgia Municipal Electric Authority Power Revenue, Series W, 6.60%, 1/1/18, MBIA	7,680,566
2,330,000	Metropolitan Atlanta Rapid Transportation Authority Sales Tax Revenue, Series P, 6.25%, 7/1/11, AMBAC	2,603,286
2,800,000	Milledgeville Water & Sewer Revenue, 6.00%, 12/1/16, FSA	3,217,788

		13,982,557

Hawaii (41.1%):
2,000,000	Hawaii County GO, Series A, 5.50%, 5/1/08, FGIC	2,105,520
605,000	Hawaii County GO, Series A, 5.60%, 5/1/13, FGIC	673,359
1,065,000	Hawaii County GO, Series A, 5.50%, 7/15/14, Callable 7/15/11 @ 100, FGIC	1,152,969
1,340,000	Hawaii County GO, Series A, 5.50%, 7/15/15, Callable 7/15/11 @ 100, FGIC	1,447,843
2,000,000	Hawaii County GO, Series A, 5.50%, 5/15/16, Callable 5/15/09 @ 101, FSA	2,137,820
3,000,000	Hawaii Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Series A, 4.95%, 4/1/12, MBIA	3,203,370
2,000,000	Hawaii Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Series A, 5.50%, 12/1/14, Callable 12/1/09 @ 101, AMBAC	2,149,900
1,455,000	Hawaii Department of Budget & Finance, Special Purpose Revenue, Queens Health System, Series A, 5.875%, 7/1/11, Prerefunded 7/1/06 @ 102	1,510,159
2,500,000	Hawaii Department of Budget & Finance, Special Purpose Revenue, Queens Health System, Series B, 5.25%, 7/1/23, Callable 7/1/08 @ 102, MBIA	2,611,525
2,340,000	Hawaii Housing Finance & Development Corp., University of Hawaii Faculty Housing Project Revenue, 5.70%, 10/1/25, Callable 10/1/06 @ 100.5, AMBAC	2,373,134
2,000,000	Hawaii State GO, Series BZ, 6.00%, 10/1/12, FGIC	2,271,660
1,350,000	Hawaii State GO, Series CH, 4.75%, 11/1/11, MBIA	1,429,299

1,335,000	Hawaii State GO, Series CH, 4.75%, 11/1/13, MBIA	1,417,009
3,000,000	Hawaii State GO, Series CM, 6.50%, 12/1/13, FGIC	3,547,320
1,500,000	Hawaii State GO, Series CN, 6.25%, 3/1/08, FGIC	1,598,970
4,975,000	Hawaii State GO, Series CN, 5.25%, 3/1/15, Callable 3/1/07 @ 102, FGIC	5,209,074
1,520,000	Hawaii State GO, Series CP, 5.00%, 10/1/13, Callable 10/1/07 @ 101, FGIC	1,582,001
3,075,000	Hawaii State GO, Series CP, 5.00%, 10/1/15, Prerefunded 10/1/07 @ 101, FGIC	3,207,994
1,235,000	Hawaii State GO, Series CP, 5.00%, 10/1/15, Callable 10/1/07 @ 101, FGIC	1,283,042
860,000	Hawaii State GO, Series CP, 5.00%, 10/1/16, Callable 10/1/07 @ 101, FGIC	892,482
590,000	Hawaii State GO, Series CP, 5.00%, 10/1/17, Callable 10/1/07 @ 101, FGIC	611,836
1,460,000	Hawaii State GO, Series CP, 5.00%, 10/1/17, Prerefunded 10/1/07 @ 101, FGIC	1,523,145
2,000,000	Hawaii State GO, Series CT, 5.875%, 9/1/16, Prerefunded 9/1/09 @ 101, FSA	2,199,040
2,000,000	Hawaii State GO, Series CT, 5.875%, 9/1/17, Prerefunded 9/1/09 @ 101, FSA	2,199,040
500,000	Hawaii State GO, Series CY, 5.75%, 2/1/15, FSA	566,205
750,000	Hawaii State GO, Series CZ, 5.50%, 7/1/13, Callable 7/1/12 @ 100, FSA	829,013
3,080,000	Hawaii State GO, Series DD, 5.00%, 5/1/16, Callable 5/1/14 @ 100, MBIA	3,279,430
1,920,000	Hawaii State GO, Series DD, 5.00%, 5/1/16, Prerefunded 5/1/14 @ 100, MBIA	2,075,789
1,000,000	Hawaii State GO, Series DD, 5.00%, 5/1/17, Callable 5/1/14 @ 100, MBIA	1,060,330
1,560,000	Hawaii State GO, Series DD, 5.00%, 5/1/18, Callable 5/1/14 @ 100, MBIA	1,647,251
2,680,000	Hawaii State GO, Series DD, 5.00%, 5/1/18, Prerefunded 5/1/14 @ 100, MBIA	2,897,455
5,000,000	Hawaii State GO, Series DE, 5.00%, 10/1/21, Callable 10/1/14 @ 100, MBIA	5,222,749
5,000,000	Hawaii State GO, Series DG, 5.00%, 7/1/17, Callable 7/1/15 @ 100, AMBAC	5,335,149
665,000	Hawaii State GO, Series CP, 5.00%, 10/1/12, Callable 10/1/07 @ 101, FGIC	691,873
1,000,000	Hawaii State Highway Revenue, 5.25%, 7/1/14, Callable 7/1/08 @ 101, FGIC	1,060,250
2,000,000	Hawaii State Highway Revenue, 5.375%, 7/1/14, Callable 7/1/11 @ 100, FSA	2,183,460
2,325,000	Hawaii State Highway Revenue, 5.375%, 7/1/15, Callable 7/1/11 @ 100, FSA	2,538,272

1,350,000	Hawaii State Highway Revenue, 5.375%, 7/1/17, Callable 7/1/10 @ 100, FSA	1,461,551
2,530,000	Hawaii State Highway Revenue, 5.375%, 7/1/18, Callable 7/1/10 @ 100, FSA	2,739,054
875,000	Honolulu City & County GO, Series A, 6.00%, 1/1/11, FGIC	974,365
4,820,000	Honolulu City & County GO, Series A, 5.75%, 4/1/11, Escrowed to Maturity, FGIC	5,342,728
465,000	Honolulu City & County GO, Series A, 5.75%, 4/1/12, Escrowed to Maturity, FGIC	520,354
1,865,000	Honolulu City & County GO, Series A, 5.75%, 4/1/12, FGIC	2,075,745
850,000	Honolulu City & County GO, Series A, 5.75%, 4/1/13, Escrowed to Maturity, FGIC	958,494
3,345,000	Honolulu City & County GO, Series A, 5.75%, 4/1/13, FGIC	3,751,284
1,670,000	Honolulu City & County GO, Series A, 5.625%, 9/1/13, Prerefunded 9/1/08 @ 100, FGIC	1,777,181
3,500,000	Honolulu City & County GO, Series A, 5.375%, 9/1/18, Prerefunded 9/1/11 @ 100, FSA	3,829,560
1,000,000	Honolulu City & County GO, Series B, 5.125%, 7/1/10, Callable 7/1/09 @ 101, FGIC	1,070,200
640,000	Honolulu City & County GO, Series B, 5.25%, 10/1/12, FGIC	697,952
2,595,000	Honolulu City & County GO, Series B, 5.125%, 7/1/18, Callable 7/1/09 @ 101, FGIC	2,777,169
2,500,000	Honolulu City & County GO, Series C, 5.125%, 7/1/16, Callable 7/1/09 @ 101, FGIC	2,646,225
2,000,000	Honolulu City & County Waste Water System Revenue, Junior Series, 5.00%, 7/1/23, Callable 7/1/09 @ 101, FGIC	2,073,760
2,320,000	Honolulu City & County Water GO, 6.00%, 12/1/11, Escrowed to Maturity, FGIC	2,617,401
935,000	Honolulu City & County Water GO, 6.00%, 12/1/14, Escrowed to Maturity, FGIC	1,081,543
2,125,000	Honolulu Hawaii City & County GO, Series A, 6.00%, 1/1/11, Escrowed to Maturity, FGIC	2,370,565
6,740,000	Honolulu Hawaii City & County GO, Series C, 5.00%, 7/1/18, Callable 7/1/15 @ 100, MBIA	7,158,688
1,340,000	Kauai County GO, Series C, 5.90%, 8/1/09, AMBAC	1,457,759
1,000,000	Maui County GO, 6.00%, 12/15/08, FGIC	1,078,380
1,160,000	Maui County GO, Series A, 5.125%, 3/1/15, Callable 3/1/08 @ 101, FGIC	1,220,691
2,040,000	Maui County GO, Series A, 5.375%, 3/1/17, Callable 3/1/08 @ 101, FGIC	2,158,096
1,125,000	Maui County GO, Series C, 5.25%, 3/1/18, Callable 3/1/11 @ 100, FGIC	1,199,036
1,000,000	University of Hawaii System Revenue, Series A, 5.50%, 7/15/16, Callable 7/15/12 @ 100, FGIC	1,094,100

1,205,000	University of Hawaii System Revenue, Series A, 5.50%, 7/15/22, Callable 7/15/12 @ 100, FGIC	1,311,715
1,000,000	University of Hawaii System Revenue, Series A, 5.50%, 7/15/29, Callable 7/15/12 @ 100, FGIC	1,075,770

		134,244,103

Illinois (2.5%):
1,000,000	Central Lake County Joint Action Water Agency Revenue, 5.25%, 5/1/13, AMBAC	1,087,680
105,000	Chicago GO, Series A, 5.375%, 1/1/14, Callable 7/1/12 @ 100, AMBAC	114,131
3,125,000	Chicago GO, Series A, 5.375%, 1/1/14, Prerefunded 7/1/12 @ 100, AMBAC	3,433,313
2,000,000	Chicago Midway Airport Revenue, Series C, 5.50%, 1/1/15, MBIA	2,202,300
1,000,000	Illinois Health Facilities Authority Revenue, Riverside Health System., 6.85%, 11/15/29, Prerefunded 11/15/10 @ 101	1,157,240

		7,994,664

Indiana (3.2%):
1,165,000	Crown Point Multi-School Building Corp., First Marketing Revenue, 5.00%, 7/15/18, Callable 7/15/15 @ 100, FGIC	1,228,108
4,405,000	Hamilton Southeastern Consolidated School Building Corp., First Mortgage Revenue, 5.00%, 7/15/15, Callable 1/15/14 @ 100, FSA	4,684,762
1,780,000	Indianapolis Local Public Improvement Bond Bank Revenue, Series E, 5.00%, 1/1/19, Callable 1/1/14 @ 100, AMBAC	1,864,906
1,525,000	Munster School Building Corp., First Marketing Revenue, 5.00%, 7/15/22, Callable 1/15/16 @ 100, FSA	1,598,170
1,000,000	Tri School Indiana School Revenue, 5.00%, 7/15/15, FSA	1,060,210

		10,436,156

Kentucky (0.4%):
1,250,000	Kentucky State Property & Buildings Commission Revenue, 2nd Series, 5.50%, 11/1/16, FSA	1,370,600

Massachusetts (2.0%):
1,000,000	Massachusetts State GO, Series C, 5.75%, 10/1/20, Prerefunded 10/1/10 @ 100	1,096,430
5,000,000	Massachusetts State GO, Series D, 5.25%, 11/1/17, Prerefunded 11/1/11 @ 100, MBIA	5,407,649

		6,504,079

Michigan (5.8%):
700,000	Anchor Bay School District GO, 4.40%, 5/1/13, Callable 5/1/12 @ 100, Q-SBLF	719,502
4,500,000	Detroit Series A-1 GO, 5.25%, 4/1/19, Callable 4/1/14 @ 100, AMBAC	4,838,355
1,000,000	Kentwood Public Schools GO, 5.00%, 5/1/16, Callable 5/1/13 @ 100, MBIA	1,058,890
3,000,000	Michigan Municipal Building Authority Revenue, Clean Water Revolving	3,302,340

	Fund, 5.50%, 10/1/21, Prerefunded 10/1/10 @ 101
3,000,000	Michigan State GO, 5.50%, 12/1/13	3,329,760
2,245,000	Michigan State Strategic Fund Ltd. Obligation Revenue, 6.95%, 5/1/11, FGIC	2,602,359
2,800,000	Wyoming Public Schools GO, 5.00%, 5/1/23, Callable 5/1/15 @ 100, FSA	2,938,096

		18,789,302

Missouri (0.7%):
2,000,000	University of Missouri Revenue, Series B, 5.375%, 11/1/16, Callable 11/1/11 @ 100	2,175,260

Nevada (1.3%):
2,000,000	Henderson Water & Sewer GO, 5.00%, 9/1/16, Callable 9/1/15 @ 100, MBIA	2,139,280
1,915,000	Las Vegas GO, 5.00%, 6/1/18, Callable 6/1/15 @ 100, AMBAC	2,034,726

		4,174,006

New York (0.7%):
2,000,000	New York State Thruway Authority Revenue, Highway & Bridge Trust Fund, Series A, 5.80%, 4/1/18, Callable 4/1/10 @ 101, FSA	2,216,600

Ohio (2.4%):
3,165,000	Columbus Municipal Airport Authority Revenue, Port Columbus Improvement, Series B, 5.00%, 1/1/16, Callable 1/1/08 @ 101, AMBAC	3,279,446
1,000,000	Hamilton County Sales Tax Revenue, Series B, 5.25%, 12/1/18, Callable 12/1/10 @ 100, AMBAC	1,068,260
2,085,000	Ohio State Building Authority, Adult Correction Facility Revenue, Series A, 5.25%, 4/1/14, MBIA	2,281,991
1,000,000	Ohio State Building Authority, Adult Correction Facility Revenue, Series A, 5.50%, 10/1/14, Callable 10/1/11 @ 100, FSA	1,086,450

		7,716,147

Oregon (2.7%):
3,100,000	Clackamas Community College District GO, 5.25%, 6/15/16, Callable 6/15/11 @ 100, FGIC	3,312,350
5,000,000	Portland Sewer System Revenue, Series A, 5.75%, 8/1/18, Callable 8/1/10 @ 100, FGIC	5,489,849

		8,802,199

Puerto Rico (1.5%):
1,500,000	Puerto Rico Commonwealth Public Improvement GO, Series A, 5.50%, 7/1/13, FGIC	1,672,260
1,000,000	Puerto Rico Commonwealth Public Improvement GO, Series A, 5.00%, 7/1/16, Callable 7/1/14 @ 100, FSA	1,074,810
2,000,000	Puerto Rico Public Finance Corp. Revenue, 5.50%, 8/1/29, Prerefunded 2/1/12 @ 100	2,193,120

		4,940,190

Tennessee (0.5%):
1,600,000	Shelby County GO, Series B, 5.25%, 8/1/17, Callable 8/1/07 @ 101	1,667,504

Texas (5.1%):
2,110,000	Cedar Park Utility System Revenue, 5.00%, 8/15/20, Callable 8/15/14 @100, MBIA	2,205,963
1,345,000	Denton County Permanent Improvement GO, 5.00%, 7/15/16, Callable 7/15/12 @ 100	1,412,801
2,470,000	Edinburg Consolidated Independent School District GO, 5.00%, 2/15/21, Callable 2/15/15 @ 100, PSF-GTD	2,579,866
1,505,000	Flower Mound GO, 5.00%, 3/1/20, Callable 3/1/15 @ 100, AMBAC	1,582,793
2,000,000	Hidalgo County GO, 5.00%, 8/15/20, Callable 8/15/15 @ 100, MBIA	2,099,300
2,775,000	Houston Independent School District GO, 5.00%, 2/15/21, Callable 2/15/15 @ 100, PSF-GTD	2,909,227
1,365,000	New Braunfels GO, 5.00%, 10/1/16, Callable 10/1/14 @ 100, AMBAC	1,453,780
2,110,000	North Harris Montgomery Community College District, Limited Tax GO, Series A, 5.00%, 2/15/19, Callable 2/15/15 @ 100, MBIA	2,225,248

		16,468,978

Washington (5.6%):
3,475,000	Douglas County School District No. 206 Eastmont GO, 5.00%, 12/1/17, Callable 6/1/11 @ 100, FGIC	3,634,711
4,800,000	Seattle Public Improvement GO, Limited Tax, 5.00%, 8/1/24, Callable 8/1/15 @ 100	4,991,184
1,125,000	Skagit County Public Hospital District GO, Series B, 5.375%, 12/1/17, Callable 12/1/14 @ 100, MBIA	1,222,110
1,000,000	Snohomish County GO, 5.70%, 12/1/14, Callable 12/1/09 @ 100, MBIA	1,088,050
2,880,000	Snohomish County Limited Tax GO, 5.25%, 12/1/12, Callable 12/1/11 @ 100, MBIA	3,094,934
4,000,000	Washington State GO, Series A, 5.625%, 7/1/19, Callable 7/1/10 @ 100	4,296,560

		18,327,549

Wisconsin (0.3%):
1,000,000	Milwaukee Sewage Revenue, Series S4, 5.00%, 6/1/18, Callable 6/1/13 @ 100, FGIC	1,047,460

Total Municipal Bonds (Cost $267,869,463)		282,235,215

Investment Company (0.9%):
2,903,672	Dreyfus Tax Exempt Cash Management Fund, Institutional Shares	2,903,672

Total Investment Company (Cost $2,903,672)		2,903,672

Total Investments (Cost $303,889,033) (a) - 98.6%		321,107,521

Percentages indicated are based upon net assets as of October 31, 2005.

(a)	Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from market value by net unrealized appreciation/(depreciation) of securities as follows:

Unrealized appreciation	$18,192,992
Unrealized depreciation	(974,504)

Net unrealized appreciation	$17,218,488

AMBAC—Insured by AMBAC Indemnity Corporation

FGIC—Insured by the Financial Guaranty Insurance Corporation

FNMA—Insured by Federal National Mortgage Association Collateral

FSA—Insured by Financial Security Assurance

GO—General Obligation

MBIA—Insured by Municipal Bond Insurance Association

PSF-GTD—Insured by Permanent School Funding Guarantee

Q-SBLF—Insured by Qualified School Board Loan Fund

See notes to Schedule of Portfolio Investments.

PACIFIC CAPITAL FUNDS
Short Intermediate U.S. Government Securities Fund
Schedule of Portfolio Investments	October 31, 2005
(Unaudited)

Principal Amount	Security Description	Value
U.S. Government Agencies (92.2%):
Federal Farm Credit Bank (24.8%):
$500,000	5.10%, 11/9/05	$500,154
10,000	6.50%, 11/22/05	10,016
1,000,000	5.50%, 6/15/06	1,006,250
1,825,000	2.95%, 9/8/06	1,801,083
2,000,000	3.35%, 1/19/07	1,971,290
250,000	6.30%, 8/8/07	257,051
200,000	6.52%, 9/24/07	206,790
130,000	3.61%, 4/15/08 (d)	126,788
1,000,000	2.95%, 6/12/08	958,319
1,610,000	3.50%, 7/28/08	1,561,595
1,250,000	3.875%, 2/18/09	1,216,758
200,000	3.375%, 3/16/09, Callable 3/16/06 @ 100	190,313
5,000,000	3.30%, 3/17/09	4,779,965
1,000,000	4.125%, 7/17/09	980,350
4,415,000	4.25%, 2/22/10, Callable 2/22/07 @ 100	4,309,345

		19,876,067

Federal Home Loan Bank (67.4%):
198,000	3.72%, 11/1/05 (b)	197,980
100,000	6.50%, 11/15/05	100,094
500,000	2.50%, 12/15/05	498,990
1,000,000	5.29%, 1/27/06	1,002,309
5,000,000	5.375%, 5/15/06	5,025,744
1,000,000	2.20%, 6/5/06	987,156
1,000,000	2.07%, 6/30/06, Callable 12/30/05 @ 100	984,674
500,000	1.90%, 7/7/06	491,525
1,000,000	5.25%, 8/15/06	1,006,250
1,000,000	2.875%, 9/15/06	986,250
400,000	3.125%, 9/15/06	395,302
1,000,000	2.75%, 9/29/06	984,016
500,000	2.75%, 9/29/06 (c)	491,875
150,000	4.61%, 11/6/06	150,000
1,000,000	4.875%, 11/15/06	1,002,958
1,000,000	2.75%, 12/15/06	980,000
2,000,000	6.79%, 2/5/07	2,053,446
1,000,000	2.76%, 2/9/07	977,750
3,000,000	4.875%, 2/15/07	3,010,068
890,000	5.00%, 3/8/07	894,762
365,000	6.995%, 4/2/07	376,917
1,000,000	4.00%, 4/18/07, Callable 1/18/06 @ 100	991,297
1,520,000	3.26%, 4/19/07, Callable 11/19/05 @ 100	1,491,500
500,000	4.875%, 5/15/07	501,953
1,500,000	7.625%, 5/15/07	1,567,814
210,000	7.325%, 5/30/07	218,613
50,000	2.60%, 6/4/07 (c)	48,478
2,000,000	4.00%, 7/2/07, Callable 12/2/05 @ 100	1,979,628
255,000	6.50%, 8/15/07	263,083
425,000	3.45%, 11/5/07	415,427
225,000	3.50%, 11/15/07	219,938
1,000,000	3.25%, 12/17/07	972,056

670,833	3.75%, 2/6/08 (c)	657,595
1,000,000	3.375%, 2/15/08	971,672
1,000,000	4.625%, 4/14/08 (c)	992,538
250,000	3.50%, 4/15/08	243,171
400,000	3.625%, 4/23/08 (c)	390,000
1,000,000	6.185%, 5/6/08	1,032,782
1,925,000	3.00%, 6/30/08	1,845,340
2,500,000	3.375%, 7/21/08	2,418,323
1,000,000	3.625%, 11/14/08	970,774
1,000,000	3.505%, 12/5/08, Callable 12/5/05 @100	966,127
3,700,000	3.00%, 4/15/09	3,501,306
3,175,000	3.75%, 8/18/09	3,071,149
5,000,000	4.375%, 2/2/10, Callable 2/2/07 @100	4,901,634
200,000	4.20%, 5/7/10 (c)	194,485
200,000	4.00%, 7/30/10, Callable 1/30/06 @100	192,667
160,000	4.22%, 7/30/10 (c)	155,282
200,000	4.06%, 8/6/10, Callable 11/6/05 @100	193,014

		53,965,712

Total U.S. Government Agencies (Cost $75,081,607)		73,841,779

U.S. Treasury Notes (6.8%):
47,000	2.75%, 8/15/07	45,700
200,000	3.00%, 11/15/07	194,734
190,000	3.00%, 2/15/08	184,308
110,000	2.625%, 5/15/08	105,372
250,000	3.25%, 8/15/08	242,461
1,500,000	3.125%, 10/15/08	1,446,857
296,000	3.00%, 2/15/09	283,143
1,250,000	3.875%, 5/15/10	1,219,825
1,818,000	3.625%, 6/15/10	1,754,797

Total U.S. Treasury Notes (Cost $5,628,987)		5,477,197

Total Investments (Cost $80,710,594) (a) - 99.0%		79,318,976

Percentages indicated are based upon net assets as of October 31, 2005.

(a)	Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from market value by net unrealized appreciation/(depreciation) of securities as follows:

Unrealized appreciation	$60,161
Unrealized depreciation	(1,451,779)

Net unrealized depreciation	$(1,391,618)

(b)	Rate represents the effective yield at purchase.

(c)	Security continuously callable with five days notice.

(d)	Security continuously callable with seven days notice.

See notes to Schedule of Portfolio Investments.

PACIFIC CAPITAL FUNDS
Tax-Free Short Intermediate Securities Fund
Schedule of Portfolio Investments	October 31, 2005
(Unaudited)

Principal Amount	Security Description	Value
Alternative Minimum Tax Paper (5.6%):
Hawaii (4.2%):
$610,000	Hawaii Airport System Revenue, Second Series, 6.90%, 7/1/12, Escrowed to Maturity, MBIA	$684,457
1,000,000	Hawaii State Airport System Revenue, 4.75%, 7/1/06, FGIC	1,010,540
1,265,000	Hawaii State Housing Finance & Development Corp., Single Family Mortgage Revenue, Series A, 4.75%, 7/1/06, FNMA	1,270,401

		2,965,398

Utah (1.4%):
1,000,000	Utah State Board of Regents Student Loan Revenue, Series N, 5.90%, 11/1/07, Callable 11/1/05 @ 102, AMBAC	1,036,810

Total Alternative Minimum Tax Paper (Cost $3,965,046)		4,002,208

Municipal Bonds (80.4%):
Georgia (3.0%):
2,000,000	Georgia State GO, Series A, 5.00%, 9/1/11	2,145,920

Hawaii (49.0%):
600,000	Hawaii County GO, Series A, 4.50%, 7/15/09, FSA	623,160
1,065,000	Hawaii County GO, Series A, 5.25%, 5/15/12, Callable 5/15/09 @ 101, FSA	1,135,482
1,000,000	Hawaii County GO, Series B, 4.00%, 7/15/06, MBIA	1,006,700
1,235,000	Hawaii County GO, Series B, 4.25%, 7/15/08, MBIA	1,265,665
1,640,000	Hawaii County GO, Series B, 4.50%, 7/15/10, MBIA	1,711,881
500,000	Hawaii State GO, Series BW, 6.40%, 3/1/09, FSA	548,940
500,000	Hawaii State GO, Series CC, 5.125%, 2/1/07	511,685
1,000,000	Hawaii State GO, Series CN, 6.25%, 3/1/08, FGIC	1,065,980
1,150,000	Hawaii State GO, Series CP, 5.50%, 10/1/07, FGIC	1,198,404
1,000,000	Hawaii State GO, Series CR, 5.25%, 4/1/13, Callable 4/1/08 @ 101, MBIA	1,056,680
3,150,000	Hawaii State GO, Series CR, 5.00%, 4/1/16, Prerefunded 4/1/08 @ 101, MBIA	3,310,397
1,000,000	Hawaii State GO, Series CS, 5.00%, 4/1/07, MBIA	1,024,890
1,000,000	Hawaii State GO, Series CT, 5.25%, 9/1/07, FSA	1,034,990
1,000,000	Hawaii State GO, Series CU, 5.75%, 10/1/10, MBIA	1,101,630
1,250,000	Hawaii State GO, Series CV, 5.50%, 8/1/08, FGIC	1,322,200

250,000	Hawaii State GO, Series CX, 3.80%, 2/1/08, FSA	252,783
250,000	Hawaii State GO, Series CX, 4.00%, 2/1/09, FSA	254,715
1,000,000	Hawaii State GO, Series CZ, 5.25%, 7/1/12, FSA	1,087,640
3,000,000	Hawaii State GO, Series DD, 4.25%, 5/1/10, MBIA	3,105,449
1,000,000	Hawaii State Harbor System Revenue, Series A, 4.50%, 7/1/08, AMBAC	1,030,810
650,000	Hawaii State Highway Revenue, 6.00%, 7/1/07	678,750
750,000	Hawaii State Highway Revenue, 4.85%, 7/1/09, FSA	787,635
250,000	Hawaii State Highway Revenue, 5.125%, 7/1/13, Callable 7/1/10 @ 100, FSA	267,988
1,200,000	Hawaii State Housing Finance & Development Corp., Single Family Mortgage Revenue, Series B, 4.80%, 7/1/07, FNMA	1,218,120
1,000,000	Honolulu City & County GO, Series A, 5.00%, 3/1/08, MBIA	1,038,200
2,640,000	Honolulu City & County GO, Series C, 5.50%, 11/1/09, FGIC	2,845,444
1,150,000	Honolulu City & County Waste Water System Revenue, 5.00%, 7/1/09, FGIC	1,213,595
1,000,000	Honolulu City & County Waste Water System Revenue, Series SR, 5.00%, 7/1/07, AMBAC	1,028,850
1,465,000	Maui County GO, 3.50%, 3/1/10, MBIA	1,466,113
950,000	Maui County GO, Series A, 5.25%, 3/1/07, FGIC	975,327

		35,170,103

Illinois (1.4%):
950,000	Du Page, Cook & Will Counties, Community College District #502 GO, Series A, 5.00%, 6/1/13	1,019,892

Michigan (5.8%):
1,000,000	Detroit Convention Facilities Revenue, Cobo Hall, 5.00%, 9/30/12, MBIA	1,076,050
1,500,000	Detroit Convention Facilities Revenue, Cobo Hall Expansion Project, 5.25%, 9/30/06, FSA	1,529,700
1,500,000	Michigan State Building Authority Revenue, Series II, 5.00%, 10/15/12, Prerefunded 10/15/07 @ 101	1,564,425

		4,170,175

Nevada (2.1%):
1,500,000	Clark County Nevada Airport Revenue, Series C, 2.69%*, 7/1/29, FGIC	1,500,000

New Jersey (0.6%):
395,000	New Jersey State Transportation Corp., Capital Grant Revenue Anticipation Notes, Series B, 5.50%, 2/1/11, Callable 2/1/06 @ 100, AMBAC	397,070

New York (1.5%):
1,000,000	New York State Thruway Authority Revenue, Highway & Bridge Trust Fund, Series B, 5.25%, 4/1/12, AMBAC	1,085,930

Pennsylvania (3.5%):
1,370,000	Chester Upland School District GO, 4.40%, 5/15/15, State Aid Withholding	1,371,096
1,030,000	Philadelphia Water & Wastewater Revenue, Series B, 5.50%, 11/1/11, FGIC	1,133,505

		2,504,601

Puerto Rico (3.1%):
2,000,000	Puerto Rico Public Finance Corp. Revenue Bond, 5.50%, 8/1/29, Prerefunded 2/1/12 @ 100	2,193,120

Texas (6.0%):
650,000	Mesquite, Texas GO, 5.00%, 2/15/13	695,767
1,000,000	Pasadena, Texas GO, 5.00%, 2/15/14	1,072,050
2,500,000	Texas State Turnpike Authority Central Texas Turnpike System Revenue, Series B, 2.68% *, 8/15/42, AMBAC	2,500,000

		4,267,817

Utah (1.4%):
1,000,000	Utah State GO, Series F, 5.00%, 7/1/12, Prerefunded 7/1/07 @ 100	1,029,510

Washington (3.0%):
2,000,000	Seattle Municipal Light & Power Revenue, 5.00%, 11/1/09, FSA	2,117,820

Total Municipal Bonds (Cost $57,473,276)		57,601,958

U.S. Government Agencies (11.0%):
Federal Home Loan Bank (11.0%):
2,000,000	3.125%, 11/15/06	1,970,420
2,000,000	3.375%, 12/15/06, Callable 12/15/05 @ 100	1,975,760
2,000,000	3.375%, 2/15/07	1,970,120
2,000,000	4.00%, 7/2/07, Callable 12/2/05 @ 100	1,979,628

Total U.S. Government Agencies (Cost $7,945,878)		7,895,928

Investment Company (0.5%)
338,598	Dreyfus Tax Exempt Cash Management Fund, Institutional Shares	338,598

Total Investment Company (Cost $338,598)		338,598

Total Investments (Cost $69,722,798) (a) -97.5%		69,838,692

Percentages indicated are based upon net assets as of October 31, 2005.

*	Variable rate security. Rate represented represents rate in effect at October 31, 2005. Maturity reflects final maturity date.

(a)	Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from market value by net unrealized appreciation/(depreciation) of securities as follows:

Unrealized appreciation	$538,574
Unrealized depreciation	(422,680)

Net unrealized appreciation	$115,894

AMBAC—AMBAC Indemnity Corporation

FGIC—Insured by the Financial Guaranty Insurance Corporation

FSA—Insured by Financial Security Assurance

FNMA—Insured by Federal National Mortgage Association Collateral

GO—General Obligation

MBIA—Insured by Municipal Bond Insurance Association

See notes to Schedule of Portfolio Investments.

PACIFIC CAPITAL FUNDS
Ultra Short Government Fund
Schedule of Portfolio Investments	October 31, 2005
(Unaudited)

Principal Amount	Security Description	Value
U.S. Government Agencies (98.1%):
Federal Farm Credit Bank (14.6%):
$2,000,000	1.70%, 1/3/06	$1,991,166
2,000,000	2.48%, 2/27/06	1,988,288
1,385,000	2.10%, 3/17/06	1,373,524
2,000,000	2.88%, 6/29/06	1,979,918
2,000,000	2.95%, 9/8/06	1,973,790
2,000,000	3.35%, 1/19/07	1,971,290
2,000,000	4.10%, 2/1/07, Callable 11/1/05 @ 100	1,987,556
304,000	2.74%, 2/2/07	297,240
3,475,000	2.75%, 6/18/07 (d)	3,374,555
1,480,000	4.60%, 8/8/08, Callable 11/8/05 @ 100	1,469,156

		18,406,483

Federal Home Loan Bank (83.5%):
7,950,000	3.72%, 11/1/05 (b)	7,949,178
2,000,000	2.375%, 11/4/05	1,999,672
4,000,000	2.25%, 12/15/05	3,990,758
500,000	2.50%, 12/15/05	498,990
1,000,000	1.83%, 12/30/05	995,978
1,300,000	1.80%, 1/23/06	1,292,740
1,000,000	5.29%, 1/27/06	1,002,309
2,000,000	2.00%, 2/13/06	1,986,768
1,000,000	2.16%, 2/17/06	993,735
1,750,000	2.00%, 2/27/06	1,737,372
1,500,000	2.17%, 3/27/06	1,487,064
125,000	2.00%, 3/30/06	123,857
1,000,000	2.50%, 4/11/06	992,500
750,000	2.60%, 5/11/06, Callable 11/10/05 @ 100 (c)	743,091
1,940,000	2.21%, 5/12/06, Callable 2/12/06 @ 100	1,918,175
2,000,000	2.125%, 5/15/06	1,976,076
1,000,000	2.40%, 5/19/06	989,256
1,000,000	2.20%, 6/5/06	987,156
500,000	1.875%, 6/15/06	492,269
400,000	6.665%, 6/23/06	405,748
100,000	2.10%, 6/26/06	98,515
915,000	1.90%, 7/7/06	899,491
500,000	2.08%, 7/14/06	491,885
1,000,000	2.55%, 8/14/06	985,113
1,000,000	2.375%, 8/15/06	983,837
1,000,000	2.875%, 8/15/06	987,664
1,000,000	2.70%, 8/21/06	985,845
1,250,000	2.57%, 8/25/06	1,230,935
1,175,000	2.60%, 9/1/06	1,156,943
1,000,000	3.875%, 9/6/06	994,811
1,570,000	2.36%, 9/15/06	1,541,412
1,600,000	3.125%, 9/15/06	1,581,208
3,000,000	3.50%, 9/15/06	2,973,513
380,000	2.33%, 10/16/06, Callable 1/16/06 @ 100	372,054
1,000,000	2.625%, 10/16/06	982,500
750,000	3.03%, 10/19/06 (c)	739,064
1,750,000	3.00%, 10/20/06 (c)	1,723,897
5,000,000	4.01%, 10/27/06	4,974,114

1,115,000	3.125%, 11/15/06	1,098,506
1,000,000	3.875%, 12/1/06	992,785
1,000,000	2.54%, 12/5/06	978,585
550,000	2.72%, 12/8/06	539,219
250,000	2.75%, 12/15/06	245,000
5,000,000	3.375%, 12/15/06, Callable 12/15/05 @100	4,939,400
925,000	2.33%, 12/29/06	901,858
750,000	2.50%, 12/29/06, Callable 12/29/05 @100	732,420
690,000	2.875%, 12/29/06	676,911
500,000	2.30%, 1/12/07	486,926
200,000	3.50%, 1/18/07, Callable 1/18/06 @ 100	197,545
860,000	2.65%, 1/22/07	840,481
500,000	2.74%, 2/2/07 (c)	488,882
220,000	2.80%, 2/9/07	215,187
785,000	2.80%, 2/9/07 (c)	767,827
335,000	2.625%, 2/16/07	326,870
2,000,000	3.625%, 2/26/07, Callable 11/26/05 @100	1,975,254
2,000,000	3.625%, 2/28/07, Callable 2/28/06 @ 100	1,975,144
500,000	2.65%, 4/5/07, Callable 12/5/05 @ 100 (c)	486,571
3,000,000	4.00%, 4/18/07, Callable 1/18/06 @ 100	2,973,891
675,000	2.75%, 4/27/07 (c)	657,104
1,700,000	3.28%, 5/7/07 (d)	1,667,567
300,000	3.70%, 5/10/07 (d)	296,058
2,000,000	3.625%, 6/20/07	1,969,326
3,550,000	3.08%, 6/26/07 (c)	3,464,257
5,000,000	4.00%, 7/2/07, Callable 12/2/05 @ 100 (c)	4,949,070
200,000	3.70%, 8/10/07 (c)	195,538
1,000,000	3.875%, 9/14/07	986,152
2,210,000	4.25%, 9/26/07, Callable 9/26/06 @ 100	2,192,481
90,000	6.20%, 10/10/07	92,574
100,000	3.02%, 11/6/07, Callable 11/06/05 @ 100	96,918
755,000	3.385%, 11/6/07, Callable 11/6/05 @ 100	737,010
160,000	3.02%, 12/28/07, Callable 12/28/05 @100	154,673
6,000,000	4.125%, 1/4/08, Callable 1/06/06 @ 100	5,915,585
485,000	4.00%, 2/22/08, Callable 11/22/05 @ 100	477,611
1,500,000	4.61%, 2/28/08, Callable 11/28/05 @ 100	1,492,791
470,000	3.70%, 3/12/08 (c)	459,714
1,185,000	4.25%, 4/21/08, Callable 1/21/06 @ 100	1,170,127

		105,079,311

Total U.S. Government Agencies (Cost $124,448,519)		123,485,794

U.S. Treasury Notes (1.2%):
500,000	2.00%, 5/15/06	494,239
250,000	2.25%, 2/15/07	243,428
750,000	3.125%, 5/15/07	736,259

Total U.S. Treasury Notes (Cost $1,495,871)		1,473,926

Total Investments (Cost $125,944,390) (a) - 99.3%		124,959,720

Percentages indicated are based upon net assets as of October 31, 2005

(a)	Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from market value by net unrealized appreciation/(depreciation) of securities as follows:

Unrealized appreciation	$2,703
Unrealized depreciation	(987,373)

Net unrealized depreciation	$(984,670)

(b)	Rate represents the effective yield at purchase.

(c)	Security continuously callable with five days notice.

(d)	Security continuously callable with seven days notice.

See notes to Schedule of Portfolio Investments.

Notes to Schedules of Portfolio Investments

Organization

Pacific Capital Funds (the “Trust”) was organized on October 30, 1992, and is registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end management investment company established as a Massachusetts business trust. The Trust currently consists of the following investment portfolios (individually, a “Fund” and collectively, the “Funds”): New Asia Growth Fund, International Stock Fund, Small Cap Fund, Mid-Cap Fund, Growth Stock Fund, Growth and Income Fund, Value Fund, Diversified Fixed Income Fund, Tax-Free Securities Fund, Short Intermediate U.S. Government Securities Fund, Tax-Free Short Intermediate Securities Fund and Ultra Short Government Fund.

Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

Securities Valuation

Investments in securities, the principal market for which is a securities exchange or an over-the-counter market are valued at their latest available sale price (except for those securities that are traded on NASDAQ, which are valued at the NASDAQ official closing price) or in the absence of such a price, by reference to the latest available mean of the bid and asked quotations in the principal market in which such securities are normally traded. Investments in securities, the principal market for which is not an exchange or an over-the-counter market, are valued using an independent pricing service. Such prices reflect fair values, which may be established through the use of electronic and matrix techniques. Short-term obligations that mature in 60 days or less are valued at either amortized cost or original cost plus interest, which approximates fair value. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. The differences between costs and fair values of investments are reflected as either unrealized appreciation or depreciation.

In cases where market prices for portfolio securities are not readily available, a Pricing Committee established and appointed by the Trust’s Board of Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds’ net asset value is calculated, such securities may be valued at fair value in accordance with procedures adopted by the Board of Trustees. Management identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of a increase or decrease greater than predetermined levels, the New Asia Growth Fund and International Stock Fund may use a systematic valuation model provided by an independent third party to fair value their international equity securities.

Securities Transactions

Security transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, portfolio securities transactions are reported on trade date.

Foreign Currency Translation

The accounting records of the Trust are maintained in U.S. dollars. Investment securities of the New Asia Growth Fund and International Stock Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates.

Concentrations of Credit Risk

The Tax-Free Securities Fund and the Tax-Free Short Intermediate Securities Fund have a majority of their investments in the securities of issuers in Hawaii. Such concentration may subject the Fund to the effects of economic changes occurring within Hawaii.

The New Asia Growth Fund has a majority of its investments in securities of the Far East Asia region. Such concentration may subject the Fund to the effects of economic changes occurring within that region.

        Forward Currency Exchange Contracts:

The New Asia Growth Fund and International Stock Fund may enter into foreign currency exchange contracts to convert U.S. dollars to and from various foreign currencies. A foreign currency exchange contract is an obligation by a Fund to purchase or sell a specific foreign currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds’ foreign currency contracts might be considered spot (typically a contract of one week or less) contracts or forward (contract length over one week) contracts. Spot contracts are entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. These Funds enter into foreign currency exchange contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts for the purpose of earning foreign currency gains). Foreign currency exchange contracts are adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward foreign exchange currency contract or if the value of the foreign currency changes unfavorably.

Risks and Special Considerations of Investing in Foreign Securities

Investing on an international basis involves certain risks not involved in domestic investments, including fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. In addition, with respect to certain foreign countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could effect investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Certain foreign investments may also be subject to foreign withholding taxes.

Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant of guidelines established by the Board. Not all restricted securities are considered illiquid. The restricted securities held as of October 31, 2005 are identified on each Fund’s Schedule of Portfolio Investments.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)_________Pacific Capital Funds___________________________________

By (Signature and Title)*____/s/ Christopher E. Sabato, Treasurer_________________

Date________December 29, 2005___________________________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*____/s/ Christopher E. Sabato, Treasurer_________________

Date_______December 29, 2005____________________________________________

By (Signature and Title)*_____/s/ William P. Henry, Jr., President_________________

Date_______December 29, 2005____________________________________________

* Print the name and title of each signing officer under his or her signature.